As filed with the Securities and Exchange Commission on July 29, 2014

Securities Act Registration No. 333-129930
Investment Company Act Registration No. 811-21836

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 15	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 19	[X]
(Check appropriate box or boxes)

INDEX FUNDS
(Exact Name of Registrant as Specified in Charter)
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  800-788-5680

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Copy to:
S. Lee Terry, Jr., Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, Colorado  80202

It is proposed that this filing will become effective:

(X)	immediately upon filing pursuant to paragraph (b)
( )	on [date] pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(i)
( )	on July 29, 2014 pursuant to paragraph (a)(i)
( )	75 days after filing pursuant to paragraph (a)(ii)
( )	on [date] pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
( )	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Prospectus

July 29, 2014

Giant 5 Total Index System
Giant 5 Total Investment System

Institutional Shares

Our Funds seek to provide a comprehensive investment system that invests in the 5 Essential Themes:

• Real Estate	• Bonds
• Raw Materials	• Capital Markets
• Energy

We believe these Themes to be the foundational building blocks of the global investment world and therefore should be held at all times.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Summary Sections	3

Giant 5 Total Index System	3
Investment Objectives	3
Fees and Expenses	3
Principal Investment Strategies	4
Principal Risks of Investing	5
Past Performance	10
Management	12

Giant 5 Total Investment System	13
Investment Objectives	13
Fees and Expenses	13
Principal Investment Strategies	14
Principal Risks of Investing	15
Past Performance	20
Management	22

Summary of Other Important Information	23
Purchase and Sale of Fund Shares	23
Tax Information	23
Payments to Broker-Dealers and Other Financial Intermediaries	23

Overview	25
The Funds	25
Who may want to invest?	26

Investment Objective, Policies and Strategy	27

Giant 5 Total Index System	27
Investment Objective, Policies and Strategy	27

Giant 5 Total Investment System	31
Investment Objective, Policies and Strategy	31

Principal Risk Factors	35
Principal Risk Factors	35

Portfolio Holdings	42
Portfolio Holdings	42

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Fund Management	43

The Investment Adviser	43

Portfolio Manager	44

The Distributor and Administrator	46

Shareholder Information	47

Pricing of Fund Shares	47
The Funds	47
Fair Value Pricing Policies	47
How NAV is Calculated	48

Purchasing and Adding to Your Shares	49
Purchasing and Adding to Your Shares	49
Delivery of Shareholder Documents	49
Instructions for Opening or Adding to an Account	50

Selling Your Shares	54
Selling Your Shares	54

Distribution Arrangements	58
Direct Distribution Arrangements	58
Outside Distribution Arrangements	58
Distribution Fees	58
Distribution and Shareholder Servicing Arrangements—Revenue Sharing	58

Exchanging Your Shares	59
Exchanging Your Shares	59
Instructions for Exchanging Shares	59
Notes on Exchanges	59

Dividends, Distributions and Taxes	60
Dividends and Distributions	60
Taxes	60
Backup Withholding	61

Financial Highlights	62
Giant 5 Total Index System	62
Giant 5 Total Investment System	63

Reports	64
Reports	64

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Summary Section

Giant 5 Total Index System

Investment Objectives
The Giant 5 Total Index System (the “Index Fund” or the “Fund”) seeks total return.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases Maximum Deferred Sales Charge (Load) Maximum Sales Charge (Load) Imposed on Reinvested Dividends Redemption Fee	None None None None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%
Distribution (12b-1) Fees	0.00%
Other Expenses	1.13%
Acquired Fund Fees and Expenses(1)(2)	0.24%
Total Annual Fund Operating Expenses	2.04%

(1)
Accounts exempt from this fee are IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase and/or Profit Sharing plans. A $15 annual maintenance fee will be charged on IRA and 401(k) accounts. If an annual maintenance fee has not yet been charged when the IRA or 401(k) account is completely liquidated, the full annual maintenance fee will be charged to the account at that time.

(2)
Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investments in one or more other investment companies.  The Fund’s shareholders indirectly bear the expenses of other funds in which the Fund invests (“Acquired Funds”). The Total Annual Fund Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 year	3 years	5 years	10 years
Institutional Shares	$207	$640	$1,098	$2,369

You would pay the same expenses whether or not you redeem your shares.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141.47% of the average value of its portfolio. Turnover increased significantly this year over last year.  This was due to large rebalancing trades and portfolio replacements.  The manager felt it was necessary to make changes to the portfolio holdings in an effort to increase performance.  Due to very competitive trading rates, the increase in turnover did not create material trading costs for shareholders.

Principal Investment Strategies
The Fund pursues its investment objective through a “fund of funds” approach, whereby the Fund primarily invests in unaffiliated index funds and exchange traded funds (each, an “Underlying Fund,” and collectively, “Underlying Funds”).  The Adviser understands “total return” to mean the total performance of an investment including interest, capital gains, dividends and distributions realized over a period time.  The Underlying Funds in turn primarily invest in one or more of the following 5 Essential Themes:

Real Estate: securities of businesses which are principally engaged in or related to the real estate industry.  This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate. (Such as real estate investment trusts--"REITs”, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

Energy: securities of businesses which are principally engaged in or related to the energy industry.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy (such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

Raw Materials: securities of businesses which are principally engaged in or related to raw materials industries.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials (such as industrial metals, timber, precious metals and foods);

Bonds: fixed income securities of domestic and foreign issuers (such as government bonds, corporate bonds, municipal bonds, inflation protected bonds, currency, foreign currency money markets, foreign currency short term securities and foreign issuer bonds).  Exchange Traded Notes (“ETNs”) can be purchased in the bond category of the portfolio.  Unsecured debt securities which pay a return based on fixed income benchmarks or certain commodity benchmarks,

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such as silver or gold, will be coded in the bond category of the portfolio for the purpose of asset allocation decisions; and

Capital Markets: global (domestic and international) equity securities of businesses of all capitalizations (large cap, mid cap, small cap) and all styles (growth and value).

The equity securities in which an Underlying Fund may invest include primarily common stock, preferred stock and warrants.  An issuer is principally “engaged in” or principally “related to” a certain industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, activities, products or services related to that industry in the assessment of The Willis Group, Inc., the Fund's investment adviser (the "Adviser").
Under normal circumstances, the Fund seeks to invest at least 80% of the Fund’s assets in Underlying Funds that invest at least 80% of their assets in a manner intended to replicate the performance of a specific index.

When determining whether to invest in or sell an Underlying Fund in the Fund’s portfolio, the Adviser typically considers the Underlying Fund’s representation of a Theme, its fees and expenses, its absolute performance, in particular its returns during the most recent 1 through 5 year periods, as well as the Underlying Fund’s performance relative to the applicable index, style drift, geographic diversification and asset management tenure.

When Underlying Funds are unavailable or, in the Adviser’s view, unable to adequately represent a Theme (which may be due to factors such as cost savings or performance), the Fund may invest directly in derivative instruments to gain access to certain indexes, such as swap agreements, forward contracts and futures.

The Fund generally invests its assets among the Themes in substantially equal portions over time. However, the amount of the Fund’s assets invested in the Themes is subject to the Adviser’s discretion, and there is no specific limit or minimum to the amount of the Fund’s assets that may be invested in a particular Theme. For example, in  periods of low availability of Raw Material index funds and Exchange Traded Funds (“ETFs”), the Fund’s investment adviser reserves the right to combine the Raw Materials and Energy Themes for asset allocation and rebalancing purposes, until such time that Raw Material index funds and ETFs become sufficiently available again.

The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a Theme and invests in as many Underlying Funds as may be necessary for representation of the Themes.  Under normal circumstances, the Fund will invest in both domestic and international holdings within each Theme, to the extent such opportunities exist, and at the discretion of the Fund’s Adviser.  However, there is no specific limit or minimum to the Fund’s international holdings. The Fund defines an international holding as an investment company or ETF that invests a majority of its assets in international investments.

Principal Risks of Investing

The following is a description of principal risks of investing in the Fund which could affect the net asset value and total return of the Fund.  There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective.

•	Underlying Fund Risks – By investing in shares of an Underlying Fund, each Fund indirectly pays a portion of management fees and other expenses of the

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Underlying Fund, including any applicable sales charges. Therefore, you may pay higher total operating expenses and other costs than you might pay by owning each of the Underlying Funds directly.

Because the Underlying Funds may invest in certain asset classes and/or specific investment styles, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the Underlying Fund and the Fund in proportion to the percentage of the Fund’s assets invested in the Underlying Fund. The principal risks that are expected to be associated with the Underlying Funds are described below.

If a Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.

•
Index Funds – Index funds employ a passive management approach, which is expected to result in performance that is approximately the same as that of an index. While an Underlying Fund attempts to replicate the investment results of an index, the Underlying Fund’s investment results generally will not be identical to those of the index because of the fees and expenses borne by the Underlying Fund and investor purchases and sales of Underlying Fund shares, which can occur daily.

•
Exchange Traded Funds – ETFs are baskets of securities that are, like stocks, traded on exchanges such as the NYSE Amex and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETFs underlying securities is halted. Although the expense ratio for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expense.

•
Asset Allocation Risk – The Fund’s strategy to gain exposure to the Themes in substantially equal portions is intended to provide consistent, quality performance for the Fund, but there is no guarantee that such strategy will produce the desired results. It is possible that the Fund will invest in an Underlying Fund that performs poorly or a sub-class within a Theme, which underperforms other sub-classes.

•
Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of

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issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•	Management Risk – The risk that the Adviser of the Fund and those of the Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

•
Market Risk – The market price of securities owned by the Fund or any Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

•
Issuer Risk – The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon reasons which directly relate to the issuer such as earning reports, management issues and the development of new products.

In addition, among the principal risks that are expected to be associated with investing in the Underlying Funds and therefore affect the total return of the Fund are:

•
Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Certain Underlying Funds may invest in mid- to small-cap stocks which tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a Fund or Underlying Fund invests in a growth stock or value fund, it will be subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

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•
Fixed Income Securities – The value of fixed income securities will fluctuate with changes in interest rates. Generally, a rise in interest rates causes a decline in the value of fixed income securities and the market price of securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

•
Interest Rate Risk – As nominal interest rates rise, the value of fixed income securities held by an Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

•
Credit Risk – An Underlying Fund, and as a result the Fund, could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

•
Exchange Traded Notes Risk - ETNs are debt securities that combine certain aspects of ETFs and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

•
International Securities Risks – Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.  Although the Fund expects that Underlying Funds will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability, including war, that could negatively affect the Fund.

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•
Currency Risk – Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

•
Real Estate Risk – An Underlying Fund that invests in real estate securities is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

•
Real Estate Investment Trusts Risk (“REITs”) – Securities issued by real estate investment trusts (“REITs”) are subject to additional risks to the “Real Estate Risks” described above, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

•
Energy Sector Risk – Companies in the industry sector are subject to various risks including: effects on the profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located to do business; and risks for environmental damage claims.

•	Raw Materials Risk – Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price

9

fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations.

•
Industry Concentration Risk – Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

•
Geographic Concentration Risk – An Underlying Fund may invest a substantial portion of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging countries.

•
Leveraging Risk – Certain Underlying Funds may use leveraging techniques. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease the value of an Underlying Fund’s portfolio securities.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Past Performance
The performance information that follows gives some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year.  The table compares the Fund’s average annual returns to broad measures of market performance.  The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.

You can obtain updated performance information by calling 1-888-544-2685 or by visiting the Index Funds website at www.weareindex.com.

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Annual Total Return for the Years Ended December 31

Investor Class

Best Quarter (2nd Quarter 2009):	21.46%
Worst Quarter (4th Quarter 2008):	-22.51%

As of June 30, 2014, the year-to-date return for the Giant 5 Total Investment System was 6.22%.

Average Annual Total Returns (For the year ended December 31, 2013)

	1 Year Return	5 Year Return	Since Inception Return (5/1/06)
Giant 5 Total Index System Fund
Return Before Taxes	0.34%	9.37%	1.66%
Return After Taxes on Distributions	0.34%	9.31%	1.39%
Return After Taxes on Distributions and Sale of Fund Shares	0.19%	7.46%	1.38%
Global Dow (TR)(1)	27.25%	12.68%	5.73%

(1)
Returns provided reflect the returns of the Giant 5 Total Index System - Investor Class shares.  Institutional Class shares offered by this prospectus would have had substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

(2)	The Global Dow Total Return Index is not actively managed, and the figures here do not reflect deductions for fees, expenses or taxes. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management

Investment Adviser:	The Willis Group, Inc.

Portfolio Manager:	Michael G. Willis, lead portfolio manager of The Willis Group, Inc., has managed the Fund since its inception in May 2006.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page 23.

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Summary Section

Giant 5 Total Investment System

Investment Objectives
The Giant 5 Total Investment System (the “Investment Fund” or the “Fund”) seeks total return.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases Maximum Deferred Sales Charge (Load) Maximum Sales Charge (Load) Imposed on Reinvested Dividends Redemption Fee	None None None None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%
Distribution (12b-1) Fees	0.00%
Other Expenses	1.22%
Acquired Fund Fees and Expenses(1)(2)	0.62%
Total Annual Fund Operating Expenses	2.51%

(1)
Accounts exempt from this fee are IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase and/or Profit Sharing plans. A $15 annual maintenance fee will be charged on IRA and 401(k) accounts. If an annual maintenance fee has not yet been charged when the IRA or 401(k) account is completely liquidated, the full annual maintenance fee will be charged to the account at that time.

(2)
Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investments in one or more other investment companies.  The Fund’s shareholders indirectly bear the expenses of other funds in which the Fund invests (“Acquired Funds”). The Total Annual Fund Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$254	$782	$1,335	$3,157

You would pay the same expenses whether or not you redeem your shares.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115.08% of the average value of its portfolio. Turnover increased significantly this year over last year.  This was due to large rebalancing trades and portfolio replacements.  The manager felt it was necessary to make changes to the portfolio holdings in an effort to increase performance.  Due to very competitive trading rates, the increase in turnover did not create material trading costs for shareholders.

Principal Investment Strategies
The Fund pursues its investment objective through a “fund of funds” approach, whereby the Fund primarily invests in other unaffiliated mutual funds (each, an “Underlying Fund,” and collectively, “Underlying Funds”). The Adviser understands “total return” to mean the total performance of an investment including interest, capital gains, dividends and distributions realized over a period time.  The Underlying Funds in turn primarily invest in one or more of the following 5 Essential Themes:

Real Estate: securities of businesses which are principally engaged in or related to the real estate industry.  This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate (such as real estate investment trusts—“REITs”, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

Energy: securities of businesses which are principally engaged in or related to the energy industry.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy (such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

Raw Materials: securities of businesses which are principally engaged in or related to raw materials industries.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials (such as industrial metals, timber, precious metals and foods.)

Bonds: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds,

14

currency, foreign currency money markets, foreign currency short term securities and foreign issuer bonds); and

Capital Markets: global (domestic and international) equity securities of businesses of all capitalizations (large cap, mid cap, small cap) and all styles (growth and value), and.

To gain access to certain commodity markets or currencies, the Adviser may invest in Exchange Traded Funds (“ETFs”),  Exchange Traded Notes (“ETNs”) and specific publicly-traded companies.

The equity securities in which an Underlying Fund may invest include primarily common stock, preferred stock and warrants.  An issuer is principally “engaged in” or principally “related to” a certain industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, activities, products or services related to that industry in the assessment of The Willis Group, Inc., the Fund's investment adviser (the "Adviser").

The Fund generally invests among these Themes in substantially equal portions over time. However, the amount of the Fund’s assets invested in the Themes is subject to the Adviser’s discretion, and there is no limit or minimum to the amount of Fund’s assets that may be invested in a particular Theme. For example, in periods of low availability of Raw Material funds, the Adviser reserves the right to combine the Raw Materials and Energy Themes for asset allocation and rebalancing purposes, until such time that Raw Material funds become sufficiently available again.

The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a Theme and invests in as many Underlying Funds as may be necessary for representation of the Themes. Under normal circumstances, the Fund will invest in both domestic and international holdings within each Theme, to the extent such opportunities exist, and at the discretion of the Fund’s Adviser.  However, there is no specific limit or minimum to the Fund’s international holdings.  The Fund defines an international holding as an investment company or ETF that invests a majority of its assets in international investments.  The Fund seeks to invest in funds that meet the Fund’s Theme criteria, which offer the greatest risk-adjusted return.

When determining whether to invest in or sell an Underlying Fund in the Fund’s portfolio, the Fund’s Adviser primarily considers the Underlying Fund’s representation of a Theme, its fees and expenses, its absolute performance, in particular its returns during the most recent 1 through 5 year periods, as well as the Underlying Fund’s performance relative to the applicable index, style drift, geographic diversification and asset management tenure.

When Underlying Funds are unavailable or, in the Adviser’s view, unable to adequately represent a Theme (which may be due to factors such as cost savings or performance), the Fund may invest directly in derivative instruments to gain access to certain indexes, such as swap agreements, forward contracts and futures.

Principal Risks of Investing
The following is a description of principal risks of investing in the Fund which could affect the net asset value and total return of the Fund.  There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective.

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•
Underlying Fund Risks – By investing in shares of an Underlying Fund, each Fund indirectly pays a portion of management fees and other expenses of the Underlying Fund, including any applicable sales charges. Therefore, you may pay higher total operating expenses and other costs than you might pay by owning each of the Underlying Funds directly.

Because the Underlying Funds may invest in certain asset classes and/or specific investment styles, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the Underlying Fund and the Fund in proportion to the percentage of the Fund’s assets invested in the Underlying Fund. The principal risks that are expected to be associated with the Underlying Funds are described below.

If a Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.

•
Asset Allocation Risk – The Fund’s strategy to gain exposure to the Themes in substantially equal portions is intended to provide consistent, quality performance for the Fund, but there is no guarantee that such strategy will produce the desired results. It is possible that the Fund will invest in an Underlying Fund that performs poorly or a sub-class within a Theme, which underperforms other sub-classes.

•
Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•	Management Risk – The risk that the investment Adviser of the Fund and those of the Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

•
Market Risk – The market price of securities owned by the Fund or any Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset

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classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

•
Issuer Risk – The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon reasons which directly relate to the issuer such as earning reports, management issues and the development of new products.

In addition, among the principal risks that are expected to be associated with investing in the Underlying Funds and therefore affect the total return of the Fund are:

•
Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Certain Underlying Funds may invest in mid- to small-cap stocks which tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a Fund or Underlying Fund invests in a growth stock or value fund, it will be subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

•
Fixed Income Securities – The value of fixed income securities will fluctuate with changes in interest rates. Generally, a rise in interest rates causes a decline in the value of fixed income securities and the market price of securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

•
Interest Rate Risk – As nominal interest rates rise, the value of fixed income securities held by an Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

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•
Credit Risk – An Underlying Fund, and as a result the Fund, could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

•
Exchange Traded Funds – ETFs are baskets of securities that are, like stocks, traded on exchanges such as the NYSE Amex and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETFs underlying securities is halted. Although the expense ratio for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expense.

•
Exchange Traded Notes Risk - ETNs are debt securities that combine certain aspects of ETFs and bonds.  ETNs are not investment companies and thus are not regulated under the Investment Company Act of 1940 (the “1940 Act”).  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

•
International Securities Risks – Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.  Although the Fund expects that Underlying Funds will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability, including war, that could negatively affect the Fund.

•
Currency Risk – Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of

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reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

•
Real Estate Risk – An Underlying Fund that invests in real estate securities is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

•
Real Estate Investment Trusts Risk (“REITs”) – Securities issued by real estate investment trusts (“REITs”) are subject to additional risks to the “Real Estate Risks” described above, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

•
Energy Sector Risk – Companies in the industry sector are subject to various risks including: effects on the profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located to do business; and risks for environmental damage claims.

•
Raw Materials Risk – Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations.

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•
Industry Concentration Risk – Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

•
Geographic Concentration Risk – An Underlying Fund may invest a substantial portion of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging countries.

•
Leveraging Risk – Certain Underlying Funds may use leveraging techniques. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Fund had not been leveraged.  This is because leverage tends to exaggerate the effect of any increase or decrease the value of an Underlying Fund’s portfolio securities.

You could lose money on your investment in the Fund or the Fund could under-perform other investments.

Past Performance
The performance information that follows gives some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year.  The table compares the Fund’s average annual returns to broad measures of market performance.  The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.

You can obtain updated performance information by calling 1-888-544-2685 or by visiting the Index Funds website at www.weareindex.com.

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Annual Total Return for the Years Ended December 31

Investor Class
Best Quarter (2nd Quarter 2009):	21.89%
Worst Quarter (4th Quarter 2008):	-22.91%

As of June 30, 2014, the year -to-date return for the Giant 5 Total Investment System was 4.63%.

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Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year Return	5 Year Return	Since Inception Return (5/1/06)
Giant 5 Total Investment System Fund
Return Before Taxes	3.15%	11.02%	2.96%
Return After Taxes on Distributions	3.15%	11.00%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	1.78%	8.79%	2.43%
Global Dow (TR)(1)	27.25%	12.68%	5.73%

(1)
Returns provided reflect the returns of the Giant 5 Total Index System - Investor Class shares. Institutional Class shares offered by this prospectus would have had substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

(2)	The Global Dow Total Return Index is not actively managed, and the figures here do not reflect deductions for fees, expenses or taxes. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser:	The Willis Group, Inc.

Portfolio Manager:	Michael G. Willis, lead portfolio manager of The Willis Group, Inc., has managed the Fund since its inception in May 2006.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page 23.

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Summary of Other Important Information

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day the New York Stock Exchange is open for trading.  Purchases and redemptions may be made by mailing an application or redemption request to Index Funds c/o UMB Fund Services, Inc. P.O. Box 2175, Milwaukee, WI 53201-2175, by calling 1-888-544-2685 or by visiting the Index Funds website at www.weareindex.com.  The minimum initial investment is $10,000,000 and the minimum subsequent investment is $100.

Tax Information
The Fund intends to make distributions to its shareholders that may be taxed to shareholders as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as 401(k) plans or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

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Overview

The Funds
Index Funds (the “Trust”) offers two separate investment portfolios, each with individual investment strategies; the Giant 5 Total Investment System (the “Investment System Fund”) and the Giant 5 Total Index System (the, “Index System Fund”) (each, a “Fund” and, together, the “Funds”). This prospectus provides you important information about each Fund.

Each Fund offers its Investor Shares class through this prospectus. The Funds also offer an additional class of shares through a separate prospectus. Each class of shares has different characteristics and is subject to different fees and expenses. The Funds’ Statement of Additional Information (“SAI”) contains a more detailed discussion of the different classes of shares. Please read this prospectus and keep it for future use.

We set out to be a different kind of mutual fund family. Our mission is to offer investors a comprehensive investment system that has the potential to perform in all market conditions. The Funds’ investment strategy centers on the premise that investments should focus on the 5 Essential Themes: Real Estate, Energy, Raw Materials, Bonds and Capital Markets. We believe that these Themes are the foundational building blocks of the global investment world and should be held at all times. We have identified the “5 Essential Themes” that we believe affect your spending budget the most.  Our goal is to invest in the areas where you will spend most of your money.

The distinction lies in the Underlying Funds.  The Giant 5 Total Investment System invests primarily in Underlying Funds which utilize an active management investment philosophy.  The Giant 5 Total Index System invests primarily in Underlying Funds which utilize a passive investment strategy.

Each Fund will implement this strategy by investing primarily in shares of unaffiliated funds which invest in one or more of these Themes and other securities.  Because the Funds invest in other funds, each is considered a “fund of funds”.

Other important things for you to note:

•	You may lose money by investing in a Fund

•	Because the value of each Fund’s investments will fluctuate with market conditions, so will the value of your investment in a Fund

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Who may want to invest?

Consider investing in these Funds if you are an investor who:

•	Seeks long-term investing rather than short-term trading;

•	Seeks 5 essential themes in one portfolio: real estate, energy, raw materials, capital markets, and bonds;

•	Seeks global diversification;

•	Seeks professional monitoring and rebalancing of their portfolio;

•	Seeks a fund of funds which invests in a diversified group of managers from multiple mutual fund families.

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Investment Objective, Policies and Strategy

Giant 5 Total Index System

Investment Objective, Policies and Strategy
The investment objective of the Fund is total return. The Adviser understands “total return” to mean the total performance of an investment including interest, capital gains, dividends and distributions realized over a period time. The Fund’s investment objective is non-fundamental and can be changed by the Board without shareholder approval, after giving shareholders 60 days advance notice of the change.

Unless otherwise stated, any investment policies described with respect to the Fund are non-fundamental and likewise subject to change without shareholder approval. Certain investment methodologies of the Fund or the Adviser, identified by use of qualifiers such as “seek to,” “subject to discretion,” or variations thereon, are neither fundamental nor non-fundamental investment policies of the Fund, and are thus subject to change without advance notice if determined to be in the best interests of the Fund.

Our goal is to make the investment process simple and to provide our shareholders with a comprehensive investment system that the Adviser believes has the potential to perform in all market conditions. We utilize Consumption-Based Fundamental Asset Allocation as our primary investment strategy. This investment philosophy centers on the premise that investments should focus on the 5 Essential Themes which affect your spending budget the most. We believe this “Invest Where You Spend” investment strategy is more relevant to our shareholders than traditional asset allocation models. These 5 Essential Themes are Real Estate, Energy, Raw Materials, Bonds and Capital Markets. We believe these Themes to be the foundational building blocks of the global investment world.

The Fund pursues its investment objective through a “fund of funds” approach, whereby the Fund primarily invests in unaffiliated index funds and exchange traded funds (each, an “Underlying Fund,” and collectively, “Underlying Funds”) which in turn primarily invest in one or more of the following 5 Essential Themes:

Real Estate: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies

27

involved in the development, construction, management, or sale of residential, commercial, or industrial real estate (such as REITs, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

Energy: securities of businesses which are principally engaged in or related to the energy industry.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy (such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

Raw Materials: securities of businesses which are principally engaged in or related to raw materials industries.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials (such as industrial metals, timber, precious metals and foods);

Bonds: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds, currency, foreign currency money markets, foreign currency short term securities and foreign issuer bonds).  Exchange Traded Notes (“ETNs”) can be purchased in the bond category of the portfolio.  Unsecured debt securities which pay a return based on fixed income benchmarks or certain commodity benchmarks, such as silver or gold, will be coded in the bond category of the portfolio for the purpose of asset allocation decisions; and

Capital Markets: global (domestic and international)equity securities of businesses of all capitalizations (large cap, mid cap, small cap) and all styles (growth and value).

We believe these Themes to be the foundational building blocks of the global investment world.

The equity securities in which an Underlying Fund may invest include primarily common stock, preferred stock and warrants.  An issuer is principally “engaged in” or principally “related to” a certain industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, activities, products or services related to that industry in the assessment of the Adviser.

Under normal circumstances, the Fund seeks to invest at least 80% of the Fund’s assets in Underlying Funds that invest at least 80% of their assets in a manner intended to replicate the performance of a specific index.

When Underlying Funds are unavailable or, in the Adviser’s view, unable to adequately represent a Theme (which may be due to factors such as cost savings or performance), the Fund may invest directly in derivative instruments to gain access to certain indexes. These derivative instruments typically include swap agreements, forward contracts and futures. The Fund will not invest in derivatives for leveraging purposes and will cover its futures positions in accordance with applicable requirements.

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The Fund generally invests its assets among the Themes in substantially equal portions, subject to the Adviser’s discretion. As one Theme outperforms another over time (increasing the portion of the fund portfolio invested in such Theme), the Fund’s Adviser will typically rotate money from the outperforming Themes into the underperforming Themes. This rebalancing is our way to “sell high and buy low.” It is designed to allow the Fund to benefit from the growth of a “bubble” (when one Theme experiences strong growth) but to protect the Fund (by rebalancing) from the bubble when it inevitably pops. This rebalancing seeks to ensure that the Fund is always invested in each of the 5 Essential Themes, even when human emotions might tell you to do differently.

Although the Fund intends to maintain its assets in each of the investment Themes in substantially equal portions over time, the amount of the Fund’s assets invested in the Themes is subject to the Adviser’s discretion, and there is no specific limit or minimum to the amount of Fund’s assets that may be invested in a particular Theme. For example, in periods of low availability of Raw Material index funds and Exchange Traded Funds (“ETFs”), the Adviser reserves the right to combine the Raw Materials and Energy Themes for assets allocation and rebalancing purposes, until such time that Raw Material index funds and ETFs become sufficiently available again. Under normal circumstances, the Fund will invest in both domestic and international holdings within each Theme, to the extent such opportunities exist, and at the discretion of the Fund’s Adviser. However, there is no specific limit or minimum to the Fund’s international holdings. The Fund defines an international holding as an investment company or ETF that invests a majority of its assets in international investments.

The Fund seeks investments, which alone or collectively, best represent the various market segments and sub-classes (such as market capitalizations, investment styles, average weighted maturities, credit qualities and international and domestic markets) of each Theme. The Fund seeks to invest in securities of those indexes, meeting the Fund’s Theme criteria, which offer the greatest risk-adjusted return for the Fund. The Adviser’s proprietary screening process typically includes analysis of global economic and market conditions, including an analysis of world Gross Domestic Product, and world consumption, and an evaluation of the Underlying Fund’s investment objectives, strategies, risks, representation of the Theme, total returns, risk adjusted returns, index representation, portfolio composition, portfolio turnover, liquidity and expense ratios, as applicable. Special attention is paid to how an Underlying Fund or index performs during down markets and to the expenses of an Underlying Fund. Positions are sold to rebalance the amount of the Fund’s assets in a particular Theme or when other opportunities supersede current investments.

When determining whether to invest in or sell an Underlying Fund in the Fund’s portfolio, the Fund’s Adviser typically considers the Underlying Fund’s representation of a Theme, its fees and expenses, its absolute performance, in particular its returns during the most recent 1 through 5 year periods, as well as the Underlying Fund’s performance relative to the applicable index, style drift, geographic diversification and asset management tenure.

The Fund will invest in as many Underlying Funds as it deems necessary for representation of the Themes. In addition, the Fund, together with its affiliates (which includes the other funds in the Index Funds family, the Fund’s Adviser and other accounts managed by the Fund’s Adviser), will not own, immediately after purchase, more than 3% of an Underlying Fund’s shares unless permitted to do so by exemptive relief granted by the Securities and Exchange Commission or otherwise. There is no guarantee that such relief, once requested, will be granted. The Fund is not limited to invest in specific funds as many other “funds of funds”, but rather is free to select from all funds of each Theme which provide the greatest risk-adjusted returns.

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For temporary defensive purposes or in order to meet liquidity needs, the Fund may invest up to 100% of its assets in international and domestic short-term obligations (such as Eurodollar and Yankee bank obligations, certificates of deposit, bankers’ acceptances, and commercial paper), money market funds and cash.  To the extent the Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objectives.

The Fund will seek to avoid Underlying Funds which take short positions as part of their investment strategy. If material short positions are discovered within an Underlying Fund, the Underlying Fund will be liquidated in a timely manner at the Adviser’s discretion. This policy enables the Fund to maintain an overall “long-only” investment philosophy. The Fund will seek to avoid Underlying Funds which take leveraged positions as part of their investment strategy. If material leverage is discovered within an Underlying Fund, the Underlying Fund will be liquidated in a timely manner at the Adviser’s discretion. This policy enables the Fund to better control risk.

When investing in funds with multiple share classes, the Fund will typically select the class with the lowest fees it qualifies for.  No initial sales charges will be paid on any Underlying Fund, and 12b-1 fees on Underlying Funds will be avoided where possible.  However, the Funds may invest in Underlying Funds regardless of whether such Underlying Funds have 12b-1 plans.  Accordingly, if certain Underlying Funds have a 12b-1 plan, the fee on the sale of shares may be paid to either the Underlying Fund’s advisor or distributor.  In general, those fees will be incurred by the Underlying Fund and are included in the Acquired Fund Fees and Expenses in the Fund’s fee table.

Each Fund, as a shareholder of Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Funds. The Fund’s Adviser believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the Underlying Funds by their service providers. These services include the asset allocation, rebalancing, mutual fund selection and ongoing monitoring functions provided by the Manager.

Footnote: The Giant 5 Total Index System is a trademark of The Willis Group, Inc., the Fund’s investment adviser.

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Giant 5 Total Investment System

Investment Objective, Policies and Strategy
The investment objective of the Fund is total return. The Adviser understands “total return” to mean the total performance of an investment including interest, capital gains, dividends and distributions realized over a period time. The Fund’s investment objective is non-fundamental and can be changed by the Board without shareholder approval, after giving shareholders 60 days advance notice of the change.

Unless otherwise stated, any investment policies described with respect to the Fund are non-fundamental and likewise subject to change without shareholder approval. Certain investment methodologies of the Fund or the Adviser, identified by use of qualifiers such as “seek to,”  “subject to discretion,” or variations thereon, are neither fundamental nor non-fundamental investment policies of the Fund, and are thus subject to change without advance notice if determined to be in the best interests of the Fund.

Our goal is to make the investment process simple and to provide our shareholders with a comprehensive investment system that the Adviser believes has the potential to perform in all market conditions. We utilize Consumption Based Fundamental Asset Allocation as our primary investment strategy. This investment philosophy centers on the premise that investments should focus on the 5 Essential Themes which affect your spending budget the most. We believe this “Invest Where You Spend” investment strategy is more relevant to our shareholders than traditional asset allocation models. These 5 Essential Themes are Real Estate, Energy, Raw Materials, Bonds and Capital Markets.

The Fund pursues this strategy through a “fund of funds” approach, whereby the Fund makes investments primarily in mutual funds (each, an “Underlying Fund,” and collectively, “Underlying Funds”). Under normal market conditions, the Fund will invest in Underlying Funds which in turn invest primarily in one or more of the following 5 Essential Themes:

Real Estate: securities of businesses which are principally engaged in or related to the real estate industry.  This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate (such as REITs, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

Energy: securities of businesses which are principally engaged in or related to the energy industry.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy (such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

Raw Materials: securities of businesses which are principally engaged in or related to raw materials industries.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials (such as industrial metals, timber, precious metals and foods.)

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Bonds:fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds, currency, foreign currency money markets, foreign currency short term securities and foreign issuer bonds)  Exchange traded Notes (ETNs ) can be purchased in the bond category of the portfolio.  Unsecured debt securities which pay a return based on fixed income benchmarks or certain commodity benchmarks, such as silver or gold, will be coded in the bond category of the portfolio for the purpose of asset allocation decisions; and

Capital Markets: global (domestic and international) equity securities of businesses of all capitalizations (large cap, mid cap, small cap) and all styles (growth and value).

To gain access to certain commodity markets or currencies, the Advisor may invest in Exchange Traded Funds (“ETFs”),  Exchange Traded Notes (“ETNs”) and specific publicly-traded companies.

The equity securities in which an Underlying Fund may invest include primarily common stock, preferred stock and warrants.  An issuer is principally “engaged in” or principally “related to” a certain industry if at least 50% of its total assets, gross income, or net profits are attributable to ownership, activities, products or services related to that industry in the assessment of the Adviser.  The Fund may also invest directly in short-term fixed income securities.

The Fund generally invests among these Themes in substantially equal portions. As one Theme outperforms another over time (increasing the portion of the Fund’s portfolio invested in such Theme), the Fund’s Adviser will typically rotate money from the outperforming Themes into the underperforming Themes. This rebalancing is our way to “sell high and buy low”. It is designed to allow the Fund to benefit from the growth of a “bubble” (when one Theme experiences strong growth) but to protect the Fund (by rebalancing) from the bubble when it inevitably pops; for example, the technology sector between 2000 and 2002. This rebalancing seeks to ensure that the Fund is always invested in each of the 5 Essential Themes, even when human emotions might tell you to do differently.

Although the Fund intends to maintain its assets in each of the investment Themes in substantially equal portions over time, the amount of the Fund’s assets invested in the Themes is subject to the Adviser’s discretion, and there is no limit or minimum to the amount of Fund’s assets that may be invested in a particular Theme. For example, in periods of low availability of Raw Material funds, the Adviser reserves the right to combine the Raw Materials and Energy Themes for asset allocation and rebalancing purposes, until such time that Raw Material funds become sufficiently available again.

It is important to understand that the Fund’s Adviser will seek to obtain exposure to the energy and raw materials industries through an Underlying Fund’s investment in equity securities. Therefore, while the Fund will invest in Underlying Funds which primarily invest in equity securities of domestic and/or international companies (the Capital Markets Theme) in substantially equal proportions to the other 5 Essential Themes, the Fund’s exposure to equity securities may, in the aggregate, be significantly greater in relative proportion due to equity investments in energy and raw materials companies.

The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a Theme and invests in as many Underlying Funds as may be necessary for representation of the Themes. Under normal circumstances, the Fund will invest in both domestic and international holdings within each Theme, to the extent such opportunities exist, at the discretion of the Fund’s Adviser. However, there is no specific limit or minimum to the Fund’s international holdings.  The Fund defines an international holding as an investment company or ETF that invests a majority of its assets in international investments. In addition, the Fund, together with its affiliates (which includes the other funds in the Index Funds family, the Fund’s Adviser and other accounts managed by the Fund’s Adviser) will not own, immediately after purchase, more than 3% of an Underlying Fund’s shares unless permitted to do so by exemptive relief granted by the Securities and Exchange Commission or otherwise.  There is no guarantee that such relief, once requested, will be granted.

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The Fund seeks to invest in funds that meet the Fund’s Theme criteria, which offer the greatest risk-adjusted return. The Fund is not limited to invest in funds from one or more specified fund families as are many other “funds of funds”, but rather is free to select from all funds of each Theme which provide the greatest risk-adjusted returns.  The Adviser’s proprietary screening process typically includes analysis of global economic and market conditions, such as analysis of world Gross Domestic Product, and world consumption, and an evaluation of the Underlying Fund’s investment objectives, strategies, risks, Theme representation, portfolio manager track record, total returns, risk-adjusted returns, investment management, portfolio composition, portfolio turnover, liquidity and expense ratios. Special attention is paid to how an Underlying Fund performs during down markets. Positions are sold to rebalance the amount of the Fund’s assets in a particular Theme or when other opportunities supersede current investments.  Many Underlying Funds will not share the same investment goals and investment limitations as the Fund.

When Underlying Funds are unavailable or, in the Adviser’s view, unable to adequately represent a Theme (which may be due to factors such as cost savings or performance), the Fund may invest directly in derivative instruments to gain access to certain indexes. These derivative instruments typically include swap agreements, forward contracts and futures. The Fund will not invest in derivatives for leveraging purposes and will cover its futures positions in accordance with applicable requirements

For temporary defensive purposes or in order to meet liquidity needs, the Fund may invest up to 100% of its assets in international and domestic short-term obligations (such as Eurodollar and Yankee bank obligations, certificates of deposit, bankers’ acceptances, and commercial paper), money market funds and cash.  To the extent the Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objectives.

The Fund seeks to avoid Underlying Funds which take short positions as part of their investment strategy. If material short positions are discovered within an Underlying Fund, the Underlying Fund will be liquidated in a timely manner at Adviser’s discretion. This policy enables the Fund to maintain an overall “long-only” investment philosophy. The Fund seeks to avoid Underlying Funds which take leveraged positions as part of their investment strategy. If material leverage is discovered within an Underlying Fund, the Underlying Fund will be liquidated in a timely manner at the Adviser’s discretion. This policy enables the Fund to better control risk.

When investing in funds with multiple share classes, the Fund will typically select the class with the lowest fees it qualifies for.  No initial sales charges will be paid on any Underlying Fund, and 12b-1 fees on Underlying Funds will be avoided where possible.  However, the Funds may invest in Underlying Funds regardless of whether such Underlying Funds have 12b-1 plans.  Accordingly, if certain Underlying Funds have a 12b-1 plan, the fee on the sale of shares may be paid to either the Underlying Fund’s investment advisor or distributor.  In general, those fees will be incurred by the Underlying Fund and are included in the Acquired Fund Fees and Expenses in the Fund’s fee table.

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Each Fund, as a shareholder of Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Funds. The Fund’s Adviser believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the Underlying Funds by their services providers. These services include the asset allocation, rebalancing, mutual fund selection and ongoing monitoring functions provided by the Manager.

Footnote: The Giant 5 Total Investment System is a trademark of The Willis Group, Inc., the Fund’s investment adviser.

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Principal Risk Factors

Principal Risk Factors
An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions. You may lose money on your investment in a Fund or the Fund could underperform other investment companies.

Generally, each Underlying Fund and/or Fund will be subject to the following risks:

•
Underlying Fund Risks – Because the Underlying Funds may invest in certain asset classes and/or specific investment styles, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the Underlying Fund and the Fund in proportion to the percentage of the Fund’s assets invested in the Underlying Fund. Certain of the risks that are expected to be associated with the Underlying Funds are described below.

If a Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Although the Funds will not engage in short sales, the Underlying Funds may be permitted to do so; however, the Funds do not intend to invest in Funds that frequently engage in short sales. Short sales are speculative investments and will cause a Fund to lose money if the value of a security sold short by the Underlying Fund, does not go down as the investment advisor expects.

By investing in shares of an Underlying Fund, each Fund indirectly pays a portion of management fees and other expenses of the Underlying Fund, including any applicable sales charges. Therefore, you may pay higher total operating expenses and other costs than you might pay by owning each of the Underlying Funds directly.

•
Index Funds (applicable to the Giant 5 Total Index System) – Index funds employ a passive management approach, which is expected to result in performance that is approximately the same as that of an index. While an Underlying Fund attempts to replicate the investment results of an index, the Underlying Fund’s investment results generally will not be identical to those of the index because of the fees and expenses borne by the Underlying Fund and investor purchases and sales of Underlying Fund shares, which can occur daily.

•
Exchange Traded Funds – ETFs are baskets of securities that are, like stocks, traded on exchanges such as the NYSE Amex and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to

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market risk where the market as a whole, or that specific sector, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETFs underlying securities is halted. Although the expense ratio for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expense.

•
Asset Allocation Risk – Each Fund’s strategy to gain exposure to the Themes in substantially equal portions is intended to provide consistent, quality performance for the Fund, but there is no guarantee that such strategy will produce the desired results. It is possible that a Fund will invest on an Underlying Fund that performs poorly or a sub-class within a Theme, which underperforms other sub-classes.

•
Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. Each Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•	Management Risk – The risk that the investment advisor of the Funds and Underlying Funds may make investment decisions that are detrimental to the performance of the Funds.

•
Market Risk – The market price of securities owned by a Fund or Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

•
Issuer Risk – The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon reasons which directly relate to the issuer such as earning reports, management issues and the development of new products.

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In addition to the risks above, among the principal risks that are expected to be associated with investing in the Underlying Funds and therefore affect the total return of the Fund are:

•
Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a Fund or Underlying Fund invests in a growth stock or value fund, it will be subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

•
Fixed Income Securities – The value of fixed income securities will fluctuate with changes in interest rates. Generally, a rise in interest rates causes a decline in the value of fixed income securities and the market price of securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

•
Interest Rate Risk – As nominal interest rates rise, the value of fixed income securities held by a Fund or Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

•
Credit Risk – A Fund or Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer

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could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

•
Exchange Traded Notes Risk - ETNs are debt securities that combine certain aspects of ETFs and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

•
International Securities Risks – Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.  Although the Fund expects that Underlying Funds will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability, including war, that could negatively affect the Fund.

•
Currency Risk – Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

•
Real Estate Risk – A Fund or Underlying Fund that invests in real estate securities is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than

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expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

•
Real Estate Investment Trusts Risk (“REITs”) – Securities issued by real estate investment trusts (“REITs”) are subject to additional risks to the “Real Estate Risks” described above, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

•
Energy Sector Risk – Companies in the industry sector are subject to various risks including: effects on the profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located to do business; and risks for environmental damage claims.

•
Raw Materials Risk – Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations.

•
Industry Concentration Risk – Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

•
Geographic Concentration Risk – An Underlying Fund may invest a substantial portion of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging countries.

The following additional risks may be associated with certain Underlying Funds and affect the total return of the Funds:

•	High Yield Securities – Certain Underlying Funds may invest in securities rated lower than Baa by Moody’s Investor Services or lower than BBB by Standard &

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Poor’s Division of the McGraw-Hill Companies, Inc. sometimes referred to as “high yield” or “junk bonds”. Such securities may be subject to greater levels of interest rate, credit and liquidity risks than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an Underlying Fund may lose its entire investment.

•
Emerging Markets Risk – Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

•
Derivatives – Generally, a derivative is a financial arrangement the value of which is based on (or “derived” from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, mortgage- and asset-backed securities, “when-issued” securities, and swaps. In a typical swap agreement, the Fund or Underlying Fund will receive the price appreciation (or depreciation) of an index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee.

The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of a Fund or Underlying Fund or protect its assets from declining in value. In fact, investments in derivative securities may actually lower a Fund or Underlying Fund’s return if such investments are timed incorrectly or are executed under adverse market conditions. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, the lack of a liquid market for derivative securities may prevent the Fund or Underlying Fund from selling unfavorable positions, which could result in adverse consequences.

•
Illiquidity Risk – Because of the uncertainty of an available market, a Fund or Underlying Fund could have difficulty disposing of illiquid securities when a decrease in value is occurring or is expected to occur. The Fund or Underlying Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance. In addition, the lack of an active trading market may make it difficult to obtain an accurate price for any such security held by the Fund or Underlying Fund.  The Fund may invest up to 15% of its net assets in illiquid securities.

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In addition, under applicable law relating to the Funds “fund of funds” arrangements, the Funds may be restricted from selling over 1% of an Underlying Fund within a 30 day period.

•
Leveraging Risk – Certain Underlying Funds may use leveraging techniques. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease the value of an Underlying Fund’s portfolio securities.

•
Repurchase Agreements Risk – The Underlying Funds may engage in repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

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Portfolio Holdings

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.weareindex.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

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Fund Management

The Investment Adviser
The Willis Group, Inc., located at 1155 Kelly Johnson Blvd., Suite 111, Colorado Springs, Colorado 80920, is the Investment Adviser for the Funds (the “Adviser”).  The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions.  The Adviser commenced operations on March 9, 2006, and is registered as an investment adviser with the Securities and Exchange Commission.

The Adviser makes the day-to-day investment decisions and continuously reviews and administers the Funds’ investment programs. For the investment advisory services provided by the Adviser, the Adviser is entitled to receive advisory fees from each Fund at the annual rates of 0.67% of the Fund’s daily net assets pursuant to an advisory agreement between the Trust and the Adviser. The advisory agreement is reviewed on an annual basis, and was last approved by the Board of Trustees on May 29, 2013. A discussion regarding the basis of the Board’s approval of the advisory agreement is included in the Funds’ semi-annual report to shareholders for the year ended September 30, 2013.

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Portfolio Manager

Michael G. Willis is president and lead portfolio manager of The Willis Group, Inc., Adviser to Index Funds.  As lead portfolio manager, Mr. Willis is primarily responsible for the day-to-day management of the Funds’ operations.  Mr. Willis is the author and creator of Consumption Based Fundamental Asset Allocation (CFAA), a new generation of asset allocation methodologies that use fundamental attributes of the investor, not the investment, as the primary determinant for all asset allocation decisions.

•	President, The Willis Group 2004-Current
•	President, Index Funds 2005-Current
•	Lead Portfolio Manager, Index Funds 2006-Current

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More information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership of securities of the Funds is included in the SAI.

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The Distributor and Administrator
UMB Distribution Services, LLC (“UMBDS”) serves as the distributor (the “Distributor”) of the Fund’s shares. UMBDS is located at 235 West Galena Street, Milwaukee, Wisconsin 53212. UMBDS may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority, Inc.

UMB Fund Services, Inc. (“UMBFS”), whose address is 235 West Galena Street, Milwaukee, WI 53212, serves as the administrator (the “Administrator”). The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

The SAI has more detailed information about the Adviser, Distributor, Administrator and other service providers.

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Shareholder Information

Pricing of Fund Shares

The Funds
The Board has approved certain pricing and valuation guidelines to be used in determining the Funds’ net asset value per share (NAV).  The NAV is generally determined once each day at the close of regular trading on the New York Stock Exchange (NYSE), normally at 4 p.m. Eastern Time on days the NYSE is open.

The NYSE is open every weekday except for the days on which national holidays are observed and certain business holidays, such as Good Friday. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund.

Fair Value Pricing Policies
Pursuant to its policies and procedures, a Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Funds’ Valuation Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Valuation Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

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A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Valuation Committee.

How NAV is Calculated
The NAV for Investor Shares is calculated by dividing the total value of a Fund’s investments attributable to the Investor Share class less any liabilities attributable to the Investor Share class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Additionally, each of the Underlying Funds will be registered investment companies, therefore their NAV will be calculated as set forth in their prospectuses.

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Purchasing and Adding to Your Shares

Purchasing and Adding to Your Shares
You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by an investment representative that has been authorized to accept orders on the Funds’ behalf prior to the time each Fund determines its NAV will be deemed accepted by the Funds the same day and will be executed at that day’s closing share price. Each investment representative’s agreement with the Funds permits the investment representative to transmit orders to the Funds that reflect orders received by the investment representative prior to each Fund’s NAV calculation time, and to transmit those orders after that time and have those orders executed at the closing share price determined on the day the order was received by the investment representative.

Delivery of Shareholder Documents
Copies of the Funds’ prospectuses, SAI and shareholder reports (“Reports”) are available, free of charge, on the Funds’ website, www.weareindex.com. To reduce the Funds’ expenses, you will be asked to consent to receive Reports electronically and to provide your e-mail address on the Funds’ account application. Shareholders who do not elect to receive electronic copies of the Reports will receive paper copies free of charge; however, electronic delivery of the Reports is encouraged and intended to protect our shareholders by limiting the Funds’ expenses and advancing conservation of natural resources.

In addition, to reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail to those shareholders who have requested paper copies, only one copy of each Report to all of the shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Reports, please call 1-888-544-2685. The Funds will begin sending you individual copies thirty days after receiving your request.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

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Minimum Initial Investment	Minimum Subsequent Investment
$10,000,000	$100

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Due to the proportionately higher costs of servicing accounts with low balances, accounts maintaining a balance under $10,000,000 may be required to transfer to our Investor Class shares or the Fund may close the account and send the proceeds to the shareholders.

Instructions for Opening or Adding to an Account

Opening By Regular Mail or By Overnight Service:

•
Initial Investment – if purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.	Make your check payable to “Index Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: Index Funds, PO Box 2175, Milwaukee, WI 53201-2175. Overnight mail: Index Funds, 235 Galena Street, Milwaukee, WI 53212-3948.
•	Subsequent Investment:

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1.	Use the investment slip attached to your account statement.

2.	Or, if unavailable, include the following information in writing:
a.	Fund name
b.	Share class
c.	Amount invested
d.	Account name
e.	Account number

3.	Mail to: Index Funds, PO Box 2175, Milwaukee, WI 53201-2175.

Electronic Purchases
Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank.

Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-888-544-2685. Your account can generally be set up for electronic purchases within 15 days.

Call 888-544-2865 to arrange a transfer from your bank account.

Wire Transfer
New Accounts – Call 1-888-544-2685 for instructions and to obtain an account number prior to wiring the funds.

Adding to an Existing Account – Send your investment to:
•	UMB Bank, n.a.
•	ABA#: 101000695
•	For credit to the Index Funds
•	A/C#: 9871691675
•	For further credit to: investor account number; name(s) of the investor(s); SSN or TIN; name of the Fund to be purchased.

Electronic vs. Wire Transfer
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.*

* If an ACH transfer does not clear for any reason, your purchase will be cancelled.  You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent.

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Automatic Investment Plan
You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you’ve invested the $10,000,000 minimum required to open the account.

To invest regularly from your bank account, complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:
•	Your bank name, address and account number
•	The amount you wish to invest automatically (minimum $100)
•	How often you want to invest (every month, 4 times a year, twice a year or once a year)
•	Attach a voided personal check.

To invest regularly from your paycheck or government check:
•	Call 1-888-544-2685 for an enrollment form.

Directed Dividend Option
By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another Index Fund. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-888-544-2685.

Customer Identification Information
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:
•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

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You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Anti-Money Laundering Program
Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

Market Timing
In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Excessive and frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.  Such excessive trading practices may be determined at management’s discretion.  DO NOT INVEST WITH INDEX FUNDS IF YOU ARE A MARKET-TIMER.

To deter market timing, the Funds and the Adviser reserve the right, but do not have the obligation, to reject or restrict purchase or exchange requests from any investor engaging in excessive trading activity.  The Funds define excessive trading as a purchase and redemption of the same Fund within a 30-day period.  Shareholders will be notified of excessive trading activity which may ultimately result in restrictions with respect to future purchases.  Purchase and redemption activity which involves the reinvestment of dividends and capital gains, automatic deposit and withdrawal programs, or portfolio rebalancing is not considered market timing.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems.  The Funds reserve the right to modify their policies and procedures at any time without prior notice as the

53

Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

Selling Your Shares

Selling Your Shares
You may sell your shares at any time.

Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on “Selling Your Shares.”

Instructions for Selling Shares
If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone
Unless you have declined telephone sales privileges, call 1-888-544-2685 with instructions as to how you wish to receive your funds (mail, wire, and / or electronic transfer).  (See “Selling Your Shares—Verifying Telephone Redemptions”).

By Mail or Overnight Service
(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-888-544-2685 to request redemption forms or write a letter of instruction indicating:
a.	Your Fund and account number
b.	Amount you wish to redeem
c.	Address where your check should be sent
d.	Account owner signature

2.	Mail to: Index Funds, PO Box 2175, Milwaukee, Wisconsin 53201-2175. Overnight mail: Index Funds, 235 West Galena Street, Milwaukee, WI 53212-3948.

Withdrawing Money from Your Fund Investment
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

54

Wire Transfer
You must select this option on your account application.

Call 1-888-544-2685 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

If a shareholder requires a wire transaction, the associated fee of $15 will be passed along to the shareholder.  Your financial institution may also charge a separate fee.

Electronic Redemptions
Call 1-888-544-2685 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $500. To activate this feature:
•	Make sure you have checked the appropriate box on the Account Application, or call 1-888-544-2685.
•	If you wish to have the proceeds from your systematic withdrawal deposited directly into a personal checking account, please provide a voided check from that account.
•	Your account must have a value of $11,000,000 or more to start withdrawals.
•
If the value of your account falls below $10,000,000, you may be asked to add sufficient funds to bring the account back to $10,000,000, or the Fund may close your account and mail the proceeds to you. In addition, if your account falls below $10,000,000, you will be asked to add sufficient funds to bring the account back to $10,000, transfer to our Investor Class shares, or the Fund may close you account and mail the proceeds to you.

Redemptions in Writing Required
You must request a redemption in writing in the following situations:
1.	Redemptions by Individual Retirement Accounts (“IRAs”).
2.	Redemption requests requiring a medallion signature guarantee, which include any of the following:
•	Your account address has changed within the last 15 business days;
•	The check is not being mailed to the address on your account;
•	The check is not being made payable to the owner of the account;
•	The redemption proceeds are being transferred to another Fund account with a different registration; or
•	The redemption proceeds are being wired to bank instructions currently not on your account.

55

•	The redemption exceeds $75,000.

You must obtain a medallion signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions
The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 15 Days of Initial or Subsequent Investment
When you have made your initial or subsequent investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days from date of purchase).

Redemption Fee
The Funds do not charge a redemption fee.  To deter market timing, the Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor. The Funds define excessive trading as a purchase and redemption of the same Fund within a 30-day period.

Delay in Payment of Redemption Proceeds
Payment for shares may be delayed under extraordinary circumstances (such as a very large redemption that could affect a Fund’s operations, for example, more than 1% of the Fund’s net assets) or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds
Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

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Closing of Small Accounts
If your account falls below $10,000,000 due to redemptions, the Fund may ask you to increase your balance. If it is still below $10,000,000 after 90 days, the Fund may request that you transfer to our Investor Class Shares or close your account and send you the proceeds at the current NAV.

Undeliverable Distribution Checks
For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as “undeliverable” or (2) remain un-cashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account. Checks that remain un-cashed for six months will be canceled and the money reinvested in the Fund.

Cost Basis Information
As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the IRS on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold.  Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen to use highest cost, long-term holdings, and where not applicable, the first-in, first-out method as their standing (default) tax lot identification method for all shareholders.  A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method.  You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.  Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Other Redemption Information
If you hold shares of a Fund in an IRA or other retirement plan, you must indicate on the redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% federal income tax withholding. In addition, if you are a resident of certain states, state income tax also applies to non-Roth IRA distributions when Federal withholding applies.  Please consult with your tax professional.

57

Distribution Arrangements

Direct Distribution Arrangements
There is no initial sales charge on purchases of shares of Index Funds.

Outside Distribution Arrangements
Investors may be charged a fee if they effect transactions through a broker or agent.

Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.

Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

Distribution Fees
Each Fund has adopted a distribution plan (the “Distribution Plan”). Distribution Plan fees are used for marketing, advertising, and to compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of each Funds’ Institutional Shares and/or for providing shareholder services.  Distribution Plan fees are paid from Fund assets on an ongoing basis and, thus, are borne by the shareholders.  These fees will decrease the return on your investment. Pursuant to the Distribution Plan, the Investment System Fund and the Index System Fund pay a fee 0.00% of the average daily net assets of the Fund attributable to Institutional Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing
The Advisor and/or their affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares.

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Exchanging Your Shares

Exchanging Your Shares
You can exchange your shares in one Fund for shares of another Index Fund of the same class. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares
Exchanges may be made by sending a written request to Index Funds, PO Box 2175 Milwaukee, WI 53201-2175 or by calling 1-888-544-2685.  Please provide the following information:
•	Your name and telephone number
•	The exact name on your account and account number
•	Taxpayer identification number (usually your social security number)
•	Dollar value or number of shares to be exchanged
•	The name of the Fund and class from which the exchange is to be made
•	The name of the Fund and class into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges
The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

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Dividends, Distributions and Taxes

Dividends and Distributions
All dividends and distributions will be automatically reinvested unless you request otherwise. The Funds intend to distribute income semi-annually and capital gains at least annually. Each Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information.

Taxes
Each Fund intends to distribute all or substantially all of its net investment income and net capital gain in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes.  Both distributions will be reinvested in shares of a Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income or qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Each Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income.  A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

There is no assurance that the Internal Revenue Service will not challenge a Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail.  If a Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders).  When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.  If a Fund were to fail to qualify as a regulated investment company and became subject to

60

federal income tax, any shareholder would be subject to the risk of diminished investment returns.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

BACKUP WITHHOLDING

Each Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through on or before December 31, 2012 and, under current law, will be 31% for amounts paid after December 31, 2012. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of a Fund’s shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

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Financial Highlights

The Financial Highlights table is intended to help you understand the Funds’ financial performance for the period of the Funds’ operation.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in the funds assuming reinvestment of all dividends and distributions.  This information has been audited by Cohen Fund Audit Services, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

Giant 5 Total Index System - Investor Shares

Selected data for a share outstanding throughout the period indicated.

	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010

Per share data:
Net Asset Value - Beginning of Period	$15.50	$14.63	$15.51	$13.08	$8.62

Income/(loss) from Investment Operations:
Net investment income/(loss)	(0.13)	(0.03)	0.02	0.11	0.07
Net realized and unrealized gains/(losses) on investments	0.07 (a)	0.90	(0.83)	2.43	4.47
Total from investment operations	(0.06)	0.87	(0.81)	2.54	4.54

Less Distributions Declared to Shareholders:
Net investment income	—	—	(0.07)	(0.11)	(0.08)
Total distributions	—	—	(0.07)	(0.11)	(0.08)

Net Asset Value - End of Period	$15.44	$15.50	$14.63	$15.51	$13.08

Total Return(b)	(0.39)%	5.95%	(5.16)%	19.43%	52.70%

Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$19,062	$21,762	$14,745	$16,767	$15,521
Ratio of expenses to average net assets(c)	1.97%	2.11%	2.03%	1.97%	1.94%
Net investment income/(loss) to average net assets(d)	(0.81)%	(0.27)%	0.18%	0.76%	0.57%
Portfolio turnover	141.47%	18.41%	45.32%	29.07%	11.14%

(a)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations.

(b)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.

(c)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.

(d)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

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Giant 5 Total Investment System - Investor Shares

Selected data for a share outstanding throughout the period indicated.

	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011		Year Ended March 31, 2010

Per share data:
Net Asset Value - Beginning of Period	$15.59	$14.75	$15.84	$13.28		$8.68

Income/(loss) from Investment Operations:
Net investment income/(loss)	(0.16)	(0.01)	0.05	—	(a)	0.03
Net realized and unrealized gains/(losses) on investments	0.97	0.90	(1.12)	2.60		4.57 (b)
Total from investment operations	0.81	0.89	(1.07)	2.60		4.60

Less Distributions Declared to Shareholders:
Net investment income	—	(0.05)	(0.02)	(0.04)		—
Total distributions	—	(0.05)	(0.02)	(0.04)		—

Net Asset Value - End of Period	$16.40	$15.59	$14.75	$15.84		$13.28

Total Return(c)	5.20%	6.13%	(6.84)%	19.59%		53.00%

Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$13,516	$14,580	$16,384	$19,916		$18,816
Ratio of expenses to average net assets(d)	2.06%	2.12%	1.98%	1.91%		1.89%
Net investment income/(loss) to average net assets(e)	(0.94)%	(0.11)%	0.28%	—	%(f)	0.24%
Portfolio turnover	115.08%	2.02%	15.21%	7.23%		8.84%

(a)	Less than $0.005.

(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions for the period.

(c)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.

(d)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.

(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(f)	Less than 0.005%.

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Reports

Reports
For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports:
The Funds’ annual and semi-annual reports to shareholders will contain additional information on each Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI, on the Funds’ website: www.weareindex.com. Shareholders may request to receive paper copies, free of charge, by calling or writing to the Funds at the telephone number and address listed below.

You can request other information and discuss your questions about a Fund, by contacting a broker or bank that sells the Funds or by contacting the Funds at:
Index Funds
PO Box 2175
Milwaukee, WI 53201-2175
Telephone: 1-888-544-2685

You can review the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission.  You can get text only copies:
•
For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

•	Free from the Commission's website at http://www.sec.gov.

Investment Company Act file no. 811-21836.

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Prospectus

July 29, 2014

Giant 5 Total Index System (INDEX)
Giant 5 Total Investment System (CASHX)

Investor Shares

Our Funds seek to provide a comprehensive investment system that invests in the 5 Essential Themes:

• Real Estate	• Bonds
• Raw Materials	• Capital Markets
• Energy

We believe these Themes to be the foundational building blocks of the global investment world and therefore should be held at all times.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Summary Sections	3

Giant 5 Total Index System	3
Investment Objectives	3
Fees and Expenses	3
Principal Investment Strategies	4
Principal Risks of Investing	5
Past Performance	10
Management	12

Giant 5 Total Investment System	13
Investment Objectives	13
Fees and Expenses	13
Principal Investment Strategies	14
Principal Risks of Investing	15
Past Performance	20
Management	22

Summary of Other Important Information	23
Purchase and Sale of Fund Shares	23
Tax Information	23
Payments to Broker-Dealers and Other Financial Intermediaries	23

Overview	25
The Funds	25
Who may want to invest?	26

Investment Objective, Policies and Strategy	27

Giant 5 Total Index System	27
Investment Objective, Policies and Strategy	27

Giant 5 Total Investment System	31
Investment Objective, Policies and Strategy	31

Principal Risk Factors	35
Principal Risk Factors	35

Portfolio Holdings	42
Portfolio Holdings	42

Fund Management	43

The Investment Adviser	43

Portfolio Manager	44

The Distributor and Administrator	46

Shareholder Information	47

Pricing of Fund Shares	47
The Funds	47
Fair Value Pricing Policies	47
How NAV is Calculated	48

Purchasing and Adding to Your Shares	49
Purchasing and Adding to Your Shares	49
Delivery of Shareholder Documents	49
Instructions for Opening or Adding to an Account	50

Selling Your Shares	54
Selling Your Shares	54

Distribution Arrangements	58
Direct Distribution Arrangements	58
Outside Distribution Arrangements	58
Distribution Fees	58
Distribution and Shareholder Servicing Arrangements—Revenue Sharing	58

Exchanging Your Shares	59
Exchanging Your Shares	59
Instructions for Exchanging Shares	59
Notes on Exchanges	59

Dividends, Distributions and Taxes	60
Dividends and Distributions	60
Taxes	60
Backup Withholding	61

Financial Highlights	62
Giant 5 Total Index System	62
Giant 5 Total Investment System	63

Reports	64
Reports	64

Summary Section

Giant 5 Total Index System (INDEX)

Investment Objectives
The Giant 5 Total Index System (the “Index Fund” or the “Fund”) seeks total return.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Maximum Account Maintenance Fee (for Investor Share accounts below $10,000)(1)

None None None None $20.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%
Distribution (12b-1) Fees	0.17%
Other Expenses	1.13%
Acquired Fund Fees and Expenses(1)(2)	0.24%
Total Annual Fund Operating Expenses	2.21%

(1)
Accounts exempt from this fee are IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase and/or Profit Sharing plans. A $15 annual maintenance fee will be charged on IRA and 401(k) accounts. If an annual maintenance fee has not yet been charged when the IRA or 401(k) account is completely liquidated, the full annual maintenance fee will be charged to the account at that time.

(2)
Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investments in one or more other investment companies.  The Fund’s shareholders indirectly bear the expenses of other funds in which the Fund invests (“Acquired Funds”). The Total Annual Fund Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Shares	$224	$691	$1,185	$2,544

You would pay the same expenses whether or not you redeem your shares.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141.47% of the average value of its portfolio. Turnover increased significantly this year over last year.  This was due to large rebalancing trades and portfolio replacements.  The manager felt it was necessary to make changes to the portfolio holdings in an effort to increase performance.  Due to very competitive trading rates, the increase in turnover did not create material trading costs for shareholders.

Principal Investment Strategies
The Fund pursues its investment objective through a “fund of funds” approach, whereby the Fund primarily invests in unaffiliated index funds and exchange traded funds (each, an “Underlying Fund,” and collectively, “Underlying Funds”).  The Adviser understands “total return” to mean the total performance of an investment including interest, capital gains, dividends and distributions realized over a period time.  The Underlying Funds in turn primarily invest in one or more of the following 5 Essential Themes:

Real Estate: securities of businesses which are principally engaged in or related to the real estate industry.  This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate. (Such as real estate investment trusts--"REITs”, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

Energy: securities of businesses which are principally engaged in or related to the energy industry.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy (such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

Raw Materials: securities of businesses which are principally engaged in or related to raw materials industries.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials (such as industrial metals, timber, precious metals and foods);

Bonds: fixed income securities of domestic and foreign issuers (such as government bonds, corporate bonds, municipal bonds, inflation protected bonds, currency, foreign currency money markets, foreign currency short term securities and foreign issuer bonds).  Exchange Traded Notes (“ETNs”) can be purchased in the bond category of the portfolio.  Unsecured debt securities which pay a return based on fixed income benchmarks or certain commodity benchmarks, such as silver or gold, will be coded in the bond category of the portfolio for the purpose of asset allocation decisions; and

Capital Markets: global (domestic and international) equity securities of businesses of all capitalizations (large cap, mid cap, small cap) and all styles (growth and value).

The equity securities in which an Underlying Fund may invest include primarily common stock, preferred stock and warrants.  An issuer is principally “engaged in” or principally “related to” a certain industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, activities, products or services related to that industry in the assessment of The Willis Group, Inc., the Fund's investment adviser (the "Adviser").
Under normal circumstances, the Fund seeks to invest at least 80% of the Fund’s assets in Underlying Funds that invest at least 80% of their assets in a manner intended to replicate the performance of a specific index.

When determining whether to invest in or sell an Underlying Fund in the Fund’s portfolio, the Adviser typically considers the Underlying Fund’s representation of a Theme, its fees and expenses, its absolute performance, in particular its returns during the most recent 1 through 5 year periods, as well as the Underlying Fund’s performance relative to the applicable index, style drift, geographic diversification and asset management tenure.

When Underlying Funds are unavailable or, in the Adviser’s view, unable to adequately represent a Theme (which may be due to factors such as cost savings or performance), the Fund may invest directly in derivative instruments to gain access to certain indexes, such as swap agreements, forward contracts and futures.

The Fund generally invests its assets among the Themes in substantially equal portions over time. However, the amount of the Fund’s assets invested in the Themes is subject to the Adviser’s discretion, and there is no specific limit or minimum to the amount of the Fund’s assets that may be invested in a particular Theme. For example, in  periods of low availability of Raw Material index funds and Exchange Traded Funds (“ETFs”), the Fund’s investment adviser reserves the right to combine the Raw Materials and Energy Themes for asset allocation and rebalancing purposes, until such time that Raw Material index funds and ETFs become sufficiently available again.

The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a Theme and invests in as many Underlying Funds as may be necessary for representation of the Themes.  Under normal circumstances, the Fund will invest in both domestic and international holdings within each Theme, to the extent such opportunities exist, and at the discretion of the Fund’s Adviser.  However, there is no specific limit or minimum to the Fund’s international holdings. The Fund defines an international holding as an investment company or ETF that invests a majority of its assets in international investments.

Principal Risks of Investing

The following is a description of principal risks of investing in the Fund which could affect the net asset value and total return of the Fund.  There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective.

•	Underlying Fund Risks – By investing in shares of an Underlying Fund, each Fund indirectly pays a portion of management fees and other expenses of the

Underlying Fund, including any applicable sales charges. Therefore, you may pay higher total operating expenses and other costs than you might pay by owning each of the Underlying Funds directly.

Because the Underlying Funds may invest in certain asset classes and/or specific investment styles, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the Underlying Fund and the Fund in proportion to the percentage of the Fund’s assets invested in the Underlying Fund. The principal risks that are expected to be associated with the Underlying Funds are described below.

If a Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.

•
Index Funds – Index funds employ a passive management approach, which is expected to result in performance that is approximately the same as that of an index. While an Underlying Fund attempts to replicate the investment results of an index, the Underlying Fund’s investment results generally will not be identical to those of the index because of the fees and expenses borne by the Underlying Fund and investor purchases and sales of Underlying Fund shares, which can occur daily.

•
Exchange Traded Funds – ETFs are baskets of securities that are, like stocks, traded on exchanges such as the NYSE Amex and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETFs underlying securities is halted. Although the expense ratio for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expense.

•
Asset Allocation Risk – The Fund’s strategy to gain exposure to the Themes in substantially equal portions is intended to provide consistent, quality performance for the Fund, but there is no guarantee that such strategy will produce the desired results. It is possible that the Fund will invest in an Underlying Fund that performs poorly or a sub-class within a Theme, which underperforms other sub-classes.

•
Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•	Management Risk – The risk that the Adviser of the Fund and those of the Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

•
Market Risk – The market price of securities owned by the Fund or any Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

•
Issuer Risk – The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon reasons which directly relate to the issuer such as earning reports, management issues and the development of new products.

In addition, among the principal risks that are expected to be associated with investing in the Underlying Funds and therefore affect the total return of the Fund are:

•
Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Certain Underlying Funds may invest in mid- to small-cap stocks which tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a Fund or Underlying Fund invests in a growth stock or value fund, it will be subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

•
Fixed Income Securities – The value of fixed income securities will fluctuate with changes in interest rates. Generally, a rise in interest rates causes a decline in the value of fixed income securities and the market price of securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

•
Interest Rate Risk – As nominal interest rates rise, the value of fixed income securities held by an Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

•
Credit Risk – An Underlying Fund, and as a result the Fund, could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

•
Exchange Traded Notes Risk - ETNs are debt securities that combine certain aspects of ETFs and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

•
International Securities Risks – Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.  Although the Fund expects that Underlying Funds will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability, including war, that could negatively affect the Fund.

•
Currency Risk – Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

•
Real Estate Risk – An Underlying Fund that invests in real estate securities is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

•
Real Estate Investment Trusts Risk (“REITs”) – Securities issued by real estate investment trusts (“REITs”) are subject to additional risks to the “Real Estate Risks” described above, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

•
Energy Sector Risk – Companies in the industry sector are subject to various risks including: effects on the profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located to do business; and risks for environmental damage claims.

•	Raw Materials Risk – Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations.

•
Industry Concentration Risk – Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

•
Geographic Concentration Risk – An Underlying Fund may invest a substantial portion of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging countries.

•
Leveraging Risk – Certain Underlying Funds may use leveraging techniques. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease the value of an Underlying Fund’s portfolio securities.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Past Performance
The performance information that follows gives some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year.  The table compares the Fund’s average annual returns to broad measures of market performance.  The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.

You can obtain updated performance information by calling 1-888-544-2685 or by visiting the Index Funds website at www.weareindex.com.

Annual Total Return for the Years Ended December 31

Investor Class
Best Quarter (2nd Quarter 2009):	21.46%
Worst Quarter (4th Quarter 2008):	-22.51%

As of June 30, 2014, the year -to-date return for the Giant 5 Total Investment System was 6.22%.

Average Annual Total Returns (For the year ended December 31, 2013)

	1 Year Return	5 Year Return	Since Inception Return (5/1/06)
Giant 5 Total Index System Fund
Return Before Taxes	0.34%	9.37%	1.66%
Return After Taxes on Distributions	0.34%	9.31%	1.39%
Return After Taxes on Distributions and Sale of Fund Shares	0.19%	7.46%	1.38%
Global Dow (TR)(1)	27.25%	12.68%	5.73%

(1)	The Global Dow Total Return Index is not actively managed, and the figures here do not reflect deductions for fees, expenses or taxes. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser:	The Willis Group, Inc.

Portfolio Manager:	Michael G. Willis, lead portfolio manager of The Willis Group, Inc., has managed the Fund since its inception in May 2006.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page 23.

Summary Section

Giant 5 Total Investment System (CASHX)

Investment Objectives
The Giant 5 Total Investment System (the “Investment Fund” or the “Fund”) seeks total return.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Maximum Account Maintenance Fee (for Investor Share accounts below $10,000)(1)

None None None None $20.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%
Distribution (12b-1) Fees	0.17%
Other Expenses	1.22%
Acquired Fund Fees and Expenses(1)(2)	0.62%
Total Annual Fund Operating Expenses	2.68%

(1)
Accounts exempt from this fee are IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase and/or Profit Sharing plans. A $15 annual maintenance fee will be charged on IRA and 401(k) accounts. If an annual maintenance fee has not yet been charged when the IRA or 401(k) account is completely liquidated, the full annual maintenance fee will be charged to the account at that time.

(2)
Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investments in one or more other investment companies.  The Fund’s shareholders indirectly bear the expenses of other funds in which the Fund invests (“Acquired Funds”). The Total Annual Fund Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Shares	$271	$832	$1,420	$3,012

You would pay the same expenses whether or not you redeem your shares.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115.08% of the average value of its portfolio. Turnover increased significantly this year over last year.  This was due to large rebalancing trades and portfolio replacements.  The manager felt it was necessary to make changes to the portfolio holdings in an effort to increase performance.  Due to very competitive trading rates, the increase in turnover did not create material trading costs for shareholders.

Principal Investment Strategies
The Fund pursues its investment objective through a “fund of funds” approach, whereby the Fund primarily invests in other unaffiliated mutual funds (each, an “Underlying Fund,” and collectively, “Underlying Funds”). The Adviser understands “total return” to mean the total performance of an investment including interest, capital gains, dividends and distributions realized over a period time.  The Underlying Funds in turn primarily invest in one or more of the following 5 Essential Themes:

Real Estate: securities of businesses which are principally engaged in or related to the real estate industry.  This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate (such as real estate investment trusts—“REITs”, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

Energy: securities of businesses which are principally engaged in or related to the energy industry.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy (such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

Raw Materials: securities of businesses which are principally engaged in or related to raw materials industries.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials (such as industrial metals, timber, precious metals and foods.)

Bonds: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds,

currency, foreign currency money markets, foreign currency short term securities and foreign issuer bonds); and

Capital Markets: global (domestic and international) equity securities of businesses of all capitalizations (large cap, mid cap, small cap) and all styles (growth and value), and.

To gain access to certain commodity markets or currencies, the Adviser may invest in Exchange Traded Funds (“ETFs”),  Exchange Traded Notes (“ETNs”) and specific publicly-traded companies.

The equity securities in which an Underlying Fund may invest include primarily common stock, preferred stock and warrants.  An issuer is principally “engaged in” or principally “related to” a certain industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, activities, products or services related to that industry in the assessment of The Willis Group, Inc., the Fund's investment adviser (the "Adviser").

The Fund generally invests among these Themes in substantially equal portions over time. However, the amount of the Fund’s assets invested in the Themes is subject to the Adviser’s discretion, and there is no limit or minimum to the amount of Fund’s assets that may be invested in a particular Theme. For example, in periods of low availability of Raw Material funds, the Adviser reserves the right to combine the Raw Materials and Energy Themes for asset allocation and rebalancing purposes, until such time that Raw Material funds become sufficiently available again.

The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a Theme and invests in as many Underlying Funds as may be necessary for representation of the Themes. Under normal circumstances, the Fund will invest in both domestic and international holdings within each Theme, to the extent such opportunities exist, and at the discretion of the Fund’s Adviser.  However, there is no specific limit or minimum to the Fund’s international holdings.  The Fund defines an international holding as an investment company or ETF that invests a majority of its assets in international investments.  The Fund seeks to invest in funds that meet the Fund’s Theme criteria, which offer the greatest risk-adjusted return.

When determining whether to invest in or sell an Underlying Fund in the Fund’s portfolio, the Fund’s Adviser primarily considers the Underlying Fund’s representation of a Theme, its fees and expenses, its absolute performance, in particular its returns during the most recent 1 through 5 year periods, as well as the Underlying Fund’s performance relative to the applicable index, style drift, geographic diversification and asset management tenure.

When Underlying Funds are unavailable or, in the Adviser’s view, unable to adequately represent a Theme (which may be due to factors such as cost savings or performance), the Fund may invest directly in derivative instruments to gain access to certain indexes, such as swap agreements, forward contracts and futures.

Principal Risks of Investing
The following is a description of principal risks of investing in the Fund which could affect the net asset value and total return of the Fund.  There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective.

•
Underlying Fund Risks – By investing in shares of an Underlying Fund, each Fund indirectly pays a portion of management fees and other expenses of the Underlying Fund, including any applicable sales charges. Therefore, you may pay higher total operating expenses and other costs than you might pay by owning each of the Underlying Funds directly.

Because the Underlying Funds may invest in certain asset classes and/or specific investment styles, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the Underlying Fund and the Fund in proportion to the percentage of the Fund’s assets invested in the Underlying Fund. The principal risks that are expected to be associated with the Underlying Funds are described below.

If a Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.

•
Asset Allocation Risk – The Fund’s strategy to gain exposure to the Themes in substantially equal portions is intended to provide consistent, quality performance for the Fund, but there is no guarantee that such strategy will produce the desired results. It is possible that the Fund will invest in an Underlying Fund that performs poorly or a sub-class within a Theme, which underperforms other sub-classes.

•
Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•	Management Risk – The risk that the investment Adviser of the Fund and those of the Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

•
Market Risk – The market price of securities owned by the Fund or any Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

•
Issuer Risk – The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon reasons which directly relate to the issuer such as earning reports, management issues and the development of new products.

In addition, among the principal risks that are expected to be associated with investing in the Underlying Funds and therefore affect the total return of the Fund are:

•
Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Certain Underlying Funds may invest in mid- to small-cap stocks which tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a Fund or Underlying Fund invests in a growth stock or value fund, it will be subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

•
Fixed Income Securities – The value of fixed income securities will fluctuate with changes in interest rates. Generally, a rise in interest rates causes a decline in the value of fixed income securities and the market price of securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

•
Interest Rate Risk – As nominal interest rates rise, the value of fixed income securities held by an Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

•
Credit Risk – An Underlying Fund, and as a result the Fund, could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

•
Exchange Traded Funds – ETFs are baskets of securities that are, like stocks, traded on exchanges such as the NYSE Amex and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETFs underlying securities is halted. Although the expense ratio for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expense.

•
Exchange Traded Notes Risk - ETNs are debt securities that combine certain aspects of ETFs and bonds.  ETNs are not investment companies and thus are not regulated under the Investment Company Act of 1940 (the “1940 Act”).  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

•
International Securities Risks – Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.  Although the Fund expects that Underlying Funds will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability, including war, that could negatively affect the Fund.

•
Currency Risk – Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

•
Real Estate Risk – An Underlying Fund that invests in real estate securities is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

•
Real Estate Investment Trusts Risk (“REITs”) – Securities issued by real estate investment trusts (“REITs”) are subject to additional risks to the “Real Estate Risks” described above, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

•
Energy Sector Risk – Companies in the industry sector are subject to various risks including: effects on the profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located to do business; and risks for environmental damage claims.

•
Raw Materials Risk – Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations.

•
Industry Concentration Risk – Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

•
Geographic Concentration Risk – An Underlying Fund may invest a substantial portion of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging countries.

•
Leveraging Risk – Certain Underlying Funds may use leveraging techniques. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Fund had not been leveraged.  This is because leverage tends to exaggerate the effect of any increase or decrease the value of an Underlying Fund’s portfolio securities.

You could lose money on your investment in the Fund or the Fund could under-perform other investments.

Past Performance
The performance information that follows gives some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year.  The table compares the Fund’s average annual returns to broad measures of market performance.  The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.

You can obtain updated performance information by calling 1-888-544-2685 or by visiting the Index Funds website at www.weareindex.com.

Annual Total Return for the Years Ended December 31

Investor Class
Best Quarter (2nd Quarter 2009):	21.89%
Worst Quarter (4th Quarter 2008):	-22.91%

As of June 30, 2014, the year-to-date return for the Giant 5 Total Investment System was 4.63%.

Average Annual Total Returns (For the year ended December 31, 2013)

	1 Year Return	5 Year Return	Since Inception Return (5/1/06)
Giant 5 Total Investment System Fund
Return Before Taxes	3.15%	11.02%	2.96%
Return After Taxes on Distributions	3.15%	11.00%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	1.78%	8.79%	2.43%
Global Dow (TR)(1)	27.25%	12.68%	5.73%

(1)	The Global Dow Total Return Index is not actively managed, and the figures here do not reflect deductions for fees, expenses or taxes. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser:	The Willis Group, Inc.

Portfolio Manager:	Michael G. Willis, lead portfolio manager of The Willis Group, Inc., has managed the Fund since its inception in May 2006.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page 23.

Summary of Other Important Information

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day the New York Stock Exchange is open for trading.  Purchases and redemptions may be made by mailing an application or redemption request to Index Funds c/o UMB Fund Services, Inc. P.O. Box 2175, Milwaukee, WI 53201-2175, by calling 1-888-544-2685 or by visiting the Index Funds website at www.weareindex.com.  The minimum initial investment is $2,500 and the minimum subsequent investment is $100.

Tax Information
The Fund intends to make distributions to its shareholders that may be taxed to shareholders as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as 401(k) plans or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

Overview

The Funds
Index Funds (the “Trust”) offers two separate investment portfolios, each with individual investment strategies; the Giant 5 Total Investment System (the “Investment System Fund”) and the Giant 5 Total Index System (the, “Index System Fund”) (each, a “Fund” and, together, the “Funds”). This prospectus provides you important information about each Fund.

Each Fund offers its Investor Shares class through this prospectus. The Funds also offer an additional class of shares through a separate prospectus. Each class of shares has different characteristics and is subject to different fees and expenses. The Funds’ Statement of Additional Information (“SAI”) contains a more detailed discussion of the different classes of shares. Please read this prospectus and keep it for future use.

We set out to be a different kind of mutual fund family. Our mission is to offer investors a comprehensive investment system that has the potential to perform in all market conditions. The Funds’ investment strategy centers on the premise that investments should focus on the 5 Essential Themes: Real Estate, Energy, Raw Materials, Bonds and Capital Markets. We believe that these Themes are the foundational building blocks of the global investment world and should be held at all times. We have identified the “5 Essential Themes” that we believe affect your spending budget the most.  Our goal is to invest in the areas where you will spend most of your money.

The distinction lies in the Underlying Funds.  The Giant 5 Total Investment System invests primarily in Underlying Funds which utilize an active management investment philosophy.  The Giant 5 Total Index System invests primarily in Underlying Funds which utilize a passive investment strategy.

Each Fund will implement this strategy by investing primarily in shares of unaffiliated funds which invest in one or more of these Themes and other securities.  Because the Funds invest in other funds, each is considered a “fund of funds”.

Other important things for you to note:

•	You may lose money by investing in a Fund

•	Because the value of each Fund’s investments will fluctuate with market conditions, so will the value of your investment in a Fund

Who may want to invest?

Consider investing in these Funds if you are an investor who:

•	Seeks long-term investing rather than short-term trading;

•	Seeks 5 essential themes in one portfolio: real estate, energy, raw materials, capital markets, and bonds;

•	Seeks global diversification;

•	Seeks professional monitoring and rebalancing of their portfolio;

•	Seeks a fund of funds which invests in a diversified group of managers from multiple mutual fund families.

Investment Objective, Policies and Strategy

Giant 5 Total Index System (INDEX)

Investment Objective, Policies and Strategy
The investment objective of the Fund is total return. The Adviser understands “total return” to mean the total performance of an investment including interest, capital gains, dividends and distributions realized over a period time. The Fund’s investment objective is non-fundamental and can be changed by the Board without shareholder approval, after giving shareholders 60 days advance notice of the change.

Unless otherwise stated, any investment policies described with respect to the Fund are non-fundamental and likewise subject to change without shareholder approval. Certain investment methodologies of the Fund or the Adviser, identified by use of qualifiers such as “seek to,” “subject to discretion,” or variations thereon, are neither fundamental nor non-fundamental investment policies of the Fund, and are thus subject to change without advance notice if determined to be in the best interests of the Fund.

Our goal is to make the investment process simple and to provide our shareholders with a comprehensive investment system that the Adviser believes has the potential to perform in all market conditions. We utilize Consumption-Based Fundamental Asset Allocation as our primary investment strategy. This investment philosophy centers on the premise that investments should focus on the 5 Essential Themes which affect your spending budget the most. We believe this “Invest Where You Spend” investment strategy is more relevant to our shareholders than traditional asset allocation models. These 5 Essential Themes are Real Estate, Energy, Raw Materials, Bonds and Capital Markets. We believe these Themes to be the foundational building blocks of the global investment world.

The Fund pursues its investment objective through a “fund of funds” approach, whereby the Fund primarily invests in unaffiliated index funds and exchange traded funds (each, an “Underlying Fund,” and collectively, “Underlying Funds”) which in turn primarily invest in one or more of the following 5 Essential Themes:

Real Estate: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate (such as REITs, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

Energy: securities of businesses which are principally engaged in or related to the energy industry.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy (such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

Raw Materials: securities of businesses which are principally engaged in or related to raw materials industries.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials (such as industrial metals, timber, precious metals and foods);

Bonds: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds, currency, foreign currency money markets, foreign currency short term securities and foreign issuer bonds).  Exchange Traded Notes (“ETNs”) can be purchased in the bond category of the portfolio.  Unsecured debt securities which pay a return based on fixed income benchmarks or certain commodity benchmarks, such as silver or gold, will be coded in the bond category of the portfolio for the purpose of asset allocation decisions; and

Capital Markets: global (domestic and international)equity securities of businesses of all capitalizations (large cap, mid cap, small cap) and all styles (growth and value).

We believe these Themes to be the foundational building blocks of the global investment world.

The equity securities in which an Underlying Fund may invest include primarily common stock, preferred stock and warrants.  An issuer is principally “engaged in” or principally “related to” a certain industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, activities, products or services related to that industry in the assessment of the Adviser.

Under normal circumstances, the Fund seeks to invest at least 80% of the Fund’s assets in Underlying Funds that invest at least 80% of their assets in a manner intended to replicate the performance of a specific index.

When Underlying Funds are unavailable or, in the Adviser’s view, unable to adequately represent a Theme (which may be due to factors such as cost savings or performance), the Fund may invest directly in derivative instruments to gain access to certain indexes. These derivative instruments typically include swap agreements, forward contracts and futures. The Fund will not invest in derivatives for leveraging purposes and will cover its futures positions in accordance with applicable requirements.

The Fund generally invests its assets among the Themes in substantially equal portions, subject to the Adviser’s discretion. As one Theme outperforms another over time (increasing the portion of the fund portfolio invested in such Theme), the Fund’s Adviser will typically rotate money from the outperforming Themes into the underperforming Themes. This rebalancing is our way to “sell high and buy low.” It is designed to allow the Fund to benefit from the growth of a “bubble” (when one Theme experiences strong growth) but to protect the Fund (by rebalancing) from the bubble when it inevitably pops. This rebalancing seeks to ensure that the Fund is always invested in each of the 5 Essential Themes, even when human emotions might tell you to do differently.

Although the Fund intends to maintain its assets in each of the investment Themes in substantially equal portions over time, the amount of the Fund’s assets invested in the Themes is subject to the Adviser’s discretion, and there is no specific limit or minimum to the amount of Fund’s assets that may be invested in a particular Theme. For example, in periods of low availability of Raw Material index funds and Exchange Traded Funds (“ETFs”), the Adviser reserves the right to combine the Raw Materials and Energy Themes for assets allocation and rebalancing purposes, until such time that Raw Material index funds and ETFs become sufficiently available again. Under normal circumstances, the Fund will invest in both domestic and international holdings within each Theme, to the extent such opportunities exist, and at the discretion of the Fund’s Adviser. However, there is no specific limit or minimum to the Fund’s international holdings. The Fund defines an international holding as an investment company or ETF that invests a majority of its assets in international investments.

The Fund seeks investments, which alone or collectively, best represent the various market segments and sub-classes (such as market capitalizations, investment styles, average weighted maturities, credit qualities and international and domestic markets) of each Theme. The Fund seeks to invest in securities of those indexes, meeting the Fund’s Theme criteria, which offer the greatest risk-adjusted return for the Fund. The Adviser’s proprietary screening process typically includes analysis of global economic and market conditions, including an analysis of world Gross Domestic Product, and world consumption, and an evaluation of the Underlying Fund’s investment objectives, strategies, risks, representation of the Theme, total returns, risk adjusted returns, index representation, portfolio composition, portfolio turnover, liquidity and expense ratios, as applicable. Special attention is paid to how an Underlying Fund or index performs during down markets and to the expenses of an Underlying Fund. Positions are sold to rebalance the amount of the Fund’s assets in a particular Theme or when other opportunities supersede current investments.

When determining whether to invest in or sell an Underlying Fund in the Fund’s portfolio, the Fund’s Adviser typically considers the Underlying Fund’s representation of a Theme, its fees and expenses, its absolute performance, in particular its returns during the most recent 1 through 5 year periods, as well as the Underlying Fund’s performance relative to the applicable index, style drift, geographic diversification and asset management tenure.

The Fund will invest in as many Underlying Funds as it deems necessary for representation of the Themes. In addition, the Fund, together with its affiliates (which includes the other funds in the Index Funds family, the Fund’s Adviser and other accounts managed by the Fund’s Adviser), will not own, immediately after purchase, more than 3% of an Underlying Fund’s shares unless permitted to do so by exemptive relief granted by the Securities and Exchange Commission or otherwise. There is no guarantee that such relief, once requested, will be granted. The Fund is not limited to invest in specific funds as many other “funds of funds”, but rather is free to select from all funds of each Theme which provide the greatest risk-adjusted returns.

For temporary defensive purposes or in order to meet liquidity needs, the Fund may invest up to 100% of its assets in international and domestic short-term obligations (such as Eurodollar and Yankee bank obligations, certificates of deposit, bankers’ acceptances, and commercial paper), money market funds and cash.  To the extent the Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objectives.

The Fund will seek to avoid Underlying Funds which take short positions as part of their investment strategy. If material short positions are discovered within an Underlying Fund, the Underlying Fund will be liquidated in a timely manner at the Adviser’s discretion. This policy enables the Fund to maintain an overall “long-only” investment philosophy. The Fund will seek to avoid Underlying Funds which take leveraged positions as part of their investment strategy. If material leverage is discovered within an Underlying Fund, the Underlying Fund will be liquidated in a timely manner at the Adviser’s discretion. This policy enables the Fund to better control risk.

When investing in funds with multiple share classes, the Fund will typically select the class with the lowest fees it qualifies for.  No initial sales charges will be paid on any Underlying Fund, and 12b-1 fees on Underlying Funds will be avoided where possible.  However, the Funds may invest in Underlying Funds regardless of whether such Underlying Funds have 12b-1 plans.  Accordingly, if certain Underlying Funds have a 12b-1 plan, the fee on the sale of shares may be paid to either the Underlying Fund’s advisor or distributor.  In general, those fees will be incurred by the Underlying Fund and are included in the Acquired Fund Fees and Expenses in the Fund’s fee table.

Each Fund, as a shareholder of Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Funds. The Fund’s Adviser believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the Underlying Funds by their service providers. These services include the asset allocation, rebalancing, mutual fund selection and ongoing monitoring functions provided by the Manager.

Footnote: The Giant 5 Total Index System is a trademark of The Willis Group, Inc., the Fund’s investment adviser.

Giant 5 Total Investment System (CASHX)

Investment Objective, Policies and Strategy
The investment objective of the Fund is total return. The Adviser understands “total return” to mean the total performance of an investment including interest, capital gains, dividends and distributions realized over a period time. The Fund’s investment objective is non-fundamental and can be changed by the Board without shareholder approval, after giving shareholders 60 days advance notice of the change.

Unless otherwise stated, any investment policies described with respect to the Fund are non-fundamental and likewise subject to change without shareholder approval. Certain investment methodologies of the Fund or the Adviser, identified by use of qualifiers such as “seek to,”  “subject to discretion,” or variations thereon, are neither fundamental nor non-fundamental investment policies of the Fund, and are thus subject to change without advance notice if determined to be in the best interests of the Fund.

Our goal is to make the investment process simple and to provide our shareholders with a comprehensive investment system that the Adviser believes has the potential to perform in all market conditions. We utilize Consumption Based Fundamental Asset Allocation as our primary investment strategy. This investment philosophy centers on the premise that investments should focus on the 5 Essential Themes which affect your spending budget the most. We believe this “Invest Where You Spend” investment strategy is more relevant to our shareholders than traditional asset allocation models. These 5 Essential Themes are Real Estate, Energy, Raw Materials, Bonds and Capital Markets.

The Fund pursues this strategy through a “fund of funds” approach, whereby the Fund makes investments primarily in mutual funds (each, an “Underlying Fund,” and collectively, “Underlying Funds”). Under normal market conditions, the Fund will invest in Underlying Funds which in turn invest primarily in one or more of the following 5 Essential Themes:

Real Estate: securities of businesses which are principally engaged in or related to the real estate industry.  This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate (such as REITs, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

Energy: securities of businesses which are principally engaged in or related to the energy industry.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy (such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

Raw Materials: securities of businesses which are principally engaged in or related to raw materials industries.  This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials (such as industrial metals, timber, precious metals and foods.)

Bonds:fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds, currency, foreign currency money markets, foreign currency short term securities and foreign issuer bonds)  Exchange traded Notes (ETNs ) can be purchased in the bond category of the portfolio.  Unsecured debt securities which pay a return based on fixed income benchmarks or certain commodity benchmarks, such as silver or gold, will be coded in the bond category of the portfolio for the purpose of asset allocation decisions; and

Capital Markets: global (domestic and international) equity securities of businesses of all capitalizations (large cap, mid cap, small cap) and all styles (growth and value).

To gain access to certain commodity markets or currencies, the Advisor may invest in Exchange Traded Funds (“ETFs”),  Exchange Traded Notes (“ETNs”) and specific publicly-traded companies.

The equity securities in which an Underlying Fund may invest include primarily common stock, preferred stock and warrants.  An issuer is principally “engaged in” or principally “related to” a certain industry if at least 50% of its total assets, gross income, or net profits are attributable to ownership, activities, products or services related to that industry in the assessment of the Adviser.  The Fund may also invest directly in short-term fixed income securities.

The Fund generally invests among these Themes in substantially equal portions. As one Theme outperforms another over time (increasing the portion of the Fund’s portfolio invested in such Theme), the Fund’s Adviser will typically rotate money from the outperforming Themes into the underperforming Themes. This rebalancing is our way to “sell high and buy low”. It is designed to allow the Fund to benefit from the growth of a “bubble” (when one Theme experiences strong growth) but to protect the Fund (by rebalancing) from the bubble when it inevitably pops; for example, the technology sector between 2000 and 2002. This rebalancing seeks to ensure that the Fund is always invested in each of the 5 Essential Themes, even when human emotions might tell you to do differently.

Although the Fund intends to maintain its assets in each of the investment Themes in substantially equal portions over time, the amount of the Fund’s assets invested in the Themes is subject to the Adviser’s discretion, and there is no limit or minimum to the amount of Fund’s assets that may be invested in a particular Theme. For example, in periods of low availability of Raw Material funds, the Adviser reserves the right to combine the Raw Materials and Energy Themes for asset allocation and rebalancing purposes, until such time that Raw Material funds become sufficiently available again.

It is important to understand that the Fund’s Adviser will seek to obtain exposure to the energy and raw materials industries through an Underlying Fund’s investment in equity securities. Therefore, while the Fund will invest in Underlying Funds which primarily invest in equity securities of domestic and/or international companies (the Capital Markets Theme) in substantially equal proportions to the other 5 Essential Themes, the Fund’s exposure to equity securities may, in the aggregate, be significantly greater in relative proportion due to equity investments in energy and raw materials companies.

The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a Theme and invests in as many Underlying Funds as may be necessary for representation of the Themes. Under normal circumstances, the Fund will invest in both domestic and international holdings within each Theme, to the extent such opportunities exist, at the discretion of the Fund’s Adviser. However, there is no specific limit or minimum to the Fund’s international holdings.  The Fund defines an international holding as an investment company or ETF that invests a majority of its assets in international investments. In addition, the Fund, together with its affiliates (which includes the other funds in the Index Funds family, the Fund’s Adviser and other accounts managed by the Fund’s Adviser) will not own, immediately after purchase, more than 3% of an Underlying Fund’s shares unless permitted to do so by exemptive relief granted by the Securities and Exchange Commission or otherwise.  There is no guarantee that such relief, once requested, will be granted.

The Fund seeks to invest in funds that meet the Fund’s Theme criteria, which offer the greatest risk-adjusted return. The Fund is not limited to invest in funds from one or more specified fund families as are many other “funds of funds”, but rather is free to select from all funds of each Theme which provide the greatest risk-adjusted returns.  The Adviser’s proprietary screening process typically includes analysis of global economic and market conditions, such as analysis of world Gross Domestic Product, and world consumption, and an evaluation of the Underlying Fund’s investment objectives, strategies, risks, Theme representation, portfolio manager track record, total returns, risk-adjusted returns, investment management, portfolio composition, portfolio turnover, liquidity and expense ratios. Special attention is paid to how an Underlying Fund performs during down markets. Positions are sold to rebalance the amount of the Fund’s assets in a particular Theme or when other opportunities supersede current investments.  Many Underlying Funds will not share the same investment goals and investment limitations as the Fund.

When Underlying Funds are unavailable or, in the Adviser’s view, unable to adequately represent a Theme (which may be due to factors such as cost savings or performance), the Fund may invest directly in derivative instruments to gain access to certain indexes. These derivative instruments typically include swap agreements, forward contracts and futures. The Fund will not invest in derivatives for leveraging purposes and will cover its futures positions in accordance with applicable requirements

For temporary defensive purposes or in order to meet liquidity needs, the Fund may invest up to 100% of its assets in international and domestic short-term obligations (such as Eurodollar and Yankee bank obligations, certificates of deposit, bankers’ acceptances, and commercial paper), money market funds and cash.  To the extent the Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objectives.

The Fund seeks to avoid Underlying Funds which take short positions as part of their investment strategy. If material short positions are discovered within an Underlying Fund, the Underlying Fund will be liquidated in a timely manner at Adviser’s discretion. This policy enables the Fund to maintain an overall “long-only” investment philosophy. The Fund seeks to avoid Underlying Funds which take leveraged positions as part of their investment strategy. If material leverage is discovered within an Underlying Fund, the Underlying Fund will be liquidated in a timely manner at the Adviser’s discretion. This policy enables the Fund to better control risk.

When investing in funds with multiple share classes, the Fund will typically select the class with the lowest fees it qualifies for.  No initial sales charges will be paid on any Underlying Fund, and 12b-1 fees on Underlying Funds will be avoided where possible.  However, the Funds may invest in Underlying Funds regardless of whether such Underlying Funds have 12b-1 plans.  Accordingly, if certain Underlying Funds have a 12b-1 plan, the fee on the sale of shares may be paid to either the Underlying Fund’s investment advisor or distributor.  In general, those fees will be incurred by the Underlying Fund and are included in the Acquired Fund Fees and Expenses in the Fund’s fee table.

Each Fund, as a shareholder of Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Funds. The Fund’s Adviser believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the Underlying Funds by their services providers. These services include the asset allocation, rebalancing, mutual fund selection and ongoing monitoring functions provided by the Manager.

Footnote: The Giant 5 Total Investment System is a trademark of The Willis Group, Inc., the Fund’s investment adviser.

Principal Risk Factors

Principal Risk Factors
An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions. You may lose money on your investment in a Fund or the Fund could underperform other investment companies.

Generally, each Underlying Fund and/or Fund will be subject to the following risks:

•
Underlying Fund Risks – Because the Underlying Funds may invest in certain asset classes and/or specific investment styles, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the Underlying Fund and the Fund in proportion to the percentage of the Fund’s assets invested in the Underlying Fund. Certain of the risks that are expected to be associated with the Underlying Funds are described below.

If a Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Although the Funds will not engage in short sales, the Underlying Funds may be permitted to do so; however, the Funds do not intend to invest in Funds that frequently engage in short sales. Short sales are speculative investments and will cause a Fund to lose money if the value of a security sold short by the Underlying Fund, does not go down as the investment advisor expects.

By investing in shares of an Underlying Fund, each Fund indirectly pays a portion of management fees and other expenses of the Underlying Fund, including any applicable sales charges. Therefore, you may pay higher total operating expenses and other costs than you might pay by owning each of the Underlying Funds directly.

•
Index Funds (applicable to the Giant 5 Total Index System) – Index funds employ a passive management approach, which is expected to result in performance that is approximately the same as that of an index. While an Underlying Fund attempts to replicate the investment results of an index, the Underlying Fund’s investment results generally will not be identical to those of the index because of the fees and expenses borne by the Underlying Fund and investor purchases and sales of Underlying Fund shares, which can occur daily.

•
Exchange Traded Funds – ETFs are baskets of securities that are, like stocks, traded on exchanges such as the NYSE Amex and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETFs underlying securities is halted. Although the expense ratio for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expense.

•
Asset Allocation Risk – Each Fund’s strategy to gain exposure to the Themes in substantially equal portions is intended to provide consistent, quality performance for the Fund, but there is no guarantee that such strategy will produce the desired results. It is possible that a Fund will invest on an Underlying Fund that performs poorly or a sub-class within a Theme, which underperforms other sub-classes.

•
Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. Each Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•	Management Risk – The risk that the investment advisor of the Funds and Underlying Funds may make investment decisions that are detrimental to the performance of the Funds.

•
Market Risk – The market price of securities owned by a Fund or Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

•
Issuer Risk – The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon reasons which directly relate to the issuer such as earning reports, management issues and the development of new products.

In addition to the risks above, among the principal risks that are expected to be associated with investing in the Underlying Funds and therefore affect the total return of the Fund are:

•
Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a Fund or Underlying Fund invests in a growth stock or value fund, it will be subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

•
Fixed Income Securities – The value of fixed income securities will fluctuate with changes in interest rates. Generally, a rise in interest rates causes a decline in the value of fixed income securities and the market price of securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

•
Interest Rate Risk – As nominal interest rates rise, the value of fixed income securities held by a Fund or Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

•
Credit Risk – A Fund or Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

•
Exchange Traded Notes Risk - ETNs are debt securities that combine certain aspects of ETFs and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

•
International Securities Risks – Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.  Although the Fund expects that Underlying Funds will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability, including war, that could negatively affect the Fund.

•
Currency Risk – Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

•
Real Estate Risk – A Fund or Underlying Fund that invests in real estate securities is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

•
Real Estate Investment Trusts Risk (“REITs”) – Securities issued by real estate investment trusts (“REITs”) are subject to additional risks to the “Real Estate Risks” described above, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

•
Energy Sector Risk – Companies in the industry sector are subject to various risks including: effects on the profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located to do business; and risks for environmental damage claims.

•
Raw Materials Risk – Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations.

•
Industry Concentration Risk – Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

•
Geographic Concentration Risk – An Underlying Fund may invest a substantial portion of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging countries.

The following additional risks may be associated with certain Underlying Funds and affect the total return of the Funds:

•	High Yield Securities – Certain Underlying Funds may invest in securities rated lower than Baa by Moody’s Investor Services or lower than BBB by Standard &

Poor’s Division of the McGraw-Hill Companies, Inc. sometimes referred to as “high yield” or “junk bonds”. Such securities may be subject to greater levels of interest rate, credit and liquidity risks than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an Underlying Fund may lose its entire investment.

•
Emerging Markets Risk – Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

•
Derivatives – Generally, a derivative is a financial arrangement the value of which is based on (or “derived” from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, mortgage- and asset-backed securities, “when-issued” securities, and swaps. In a typical swap agreement, the Fund or Underlying Fund will receive the price appreciation (or depreciation) of an index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee.

The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of a Fund or Underlying Fund or protect its assets from declining in value. In fact, investments in derivative securities may actually lower a Fund or Underlying Fund’s return if such investments are timed incorrectly or are executed under adverse market conditions. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, the lack of a liquid market for derivative securities may prevent the Fund or Underlying Fund from selling unfavorable positions, which could result in adverse consequences.

•
Illiquidity Risk – Because of the uncertainty of an available market, a Fund or Underlying Fund could have difficulty disposing of illiquid securities when a decrease in value is occurring or is expected to occur. The Fund or Underlying Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance. In addition, the lack of an active trading market may make it difficult to obtain an accurate price for any such security held by the Fund or Underlying Fund.  The Fund may invest up to 15% of its net assets in illiquid securities.

In addition, under applicable law relating to the Funds “fund of funds” arrangements, the Funds may be restricted from selling over 1% of an Underlying Fund within a 30 day period.

•
Leveraging Risk – Certain Underlying Funds may use leveraging techniques. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease the value of an Underlying Fund’s portfolio securities.

•
Repurchase Agreements Risk – The Underlying Funds may engage in repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

Portfolio Holdings

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.weareindex.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

Fund Management

The Investment Adviser
The Willis Group, Inc., located at 1155 Kelly Johnson Blvd., Suite 111, Colorado Springs, Colorado 80920, is the Investment Adviser for the Funds (the “Adviser”).  The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions.  The Adviser commenced operations on March 9, 2006, and is registered as an investment adviser with the Securities and Exchange Commission.

The Adviser makes the day-to-day investment decisions and continuously reviews and administers the Funds’ investment programs. For the investment advisory services provided by the Adviser, the Adviser is entitled to receive advisory fees from each Fund at the annual rates of 0.67% of the Fund’s daily net assets pursuant to an advisory agreement between the Trust and the Adviser. The advisory agreement is reviewed on an annual basis, and was last approved by the Board of Trustees on May 29, 2013. A discussion regarding the basis of the Board’s approval of the advisory agreement is included in the Funds’ semi-annual report to shareholders for the year ended September 30, 2013.

Portfolio Manager

Michael G. Willis is president and lead portfolio manager of The Willis Group, Inc., Adviser to Index Funds.  As lead portfolio manager, Mr. Willis is primarily responsible for the day-to-day management of the Funds’ operations.  Mr. Willis is the author and creator of Consumption Based Fundamental Asset Allocation (CFAA), a new generation of asset allocation methodologies that use fundamental attributes of the investor, not the investment, as the primary determinant for all asset allocation decisions.

•	President, The Willis Group 2004-Current
•	President, Index Funds 2005-Current
•	Lead Portfolio Manager, Index Funds 2006-Current

More information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership of securities of the Funds is included in the SAI.

The Distributor and Administrator
UMB Distribution Services, LLC (“UMBDS”) serves as the distributor (the “Distributor”) of the Fund’s shares. UMBDS is located at 235 West Galena Street, Milwaukee, Wisconsin 53212. UMBDS may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority, Inc.

UMB Fund Services, Inc. (“UMBFS”), whose address is 235 West Galena Street, Milwaukee, WI 53212, serves as the administrator (the “Administrator”). The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

The SAI has more detailed information about the Adviser, Distributor, Administrator and other service providers.

Shareholder Information

Pricing of Fund Shares

The Funds
The Board has approved certain pricing and valuation guidelines to be used in determining the Funds’ net asset value per share (NAV).  The NAV is generally determined once each day at the close of regular trading on the New York Stock Exchange (NYSE), normally at 4 p.m. Eastern Time on days the NYSE is open.

The NYSE is open every weekday except for the days on which national holidays are observed and certain business holidays, such as Good Friday. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund.

Fair Value Pricing Policies
Pursuant to its policies and procedures, a Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Funds’ Valuation Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Valuation Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Valuation Committee.

How NAV is Calculated
The NAV for Investor Shares is calculated by dividing the total value of a Fund’s investments attributable to the Investor Share class less any liabilities attributable to the Investor Share class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Additionally, each of the Underlying Funds will be registered investment companies, therefore their NAV will be calculated as set forth in their prospectuses.

Purchasing and Adding to Your Shares

Purchasing and Adding to Your Shares
You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by an investment representative that has been authorized to accept orders on the Funds’ behalf prior to the time each Fund determines its NAV will be deemed accepted by the Funds the same day and will be executed at that day’s closing share price. Each investment representative’s agreement with the Funds permits the investment representative to transmit orders to the Funds that reflect orders received by the investment representative prior to each Fund’s NAV calculation time, and to transmit those orders after that time and have those orders executed at the closing share price determined on the day the order was received by the investment representative.

Delivery of Shareholder Documents
Copies of the Funds’ prospectuses, SAI and shareholder reports (“Reports”) are available, free of charge, on the Funds’ website, www.weareindex.com. To reduce the Funds’ expenses, you will be asked to consent to receive Reports electronically and to provide your e-mail address on the Funds’ account application. Shareholders who do not elect to receive electronic copies of the Reports will receive paper copies free of charge; however, electronic delivery of the Reports is encouraged and intended to protect our shareholders by limiting the Funds’ expenses and advancing conservation of natural resources.

In addition, to reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail to those shareholders who have requested paper copies, only one copy of each Report to all of the shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Reports, please call 1-888-544-2685. The Funds will begin sending you individual copies thirty days after receiving your request.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

Minimum Initial Investment	Minimum Subsequent Investment
$2,500	$100

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Due to the proportionately higher costs of servicing accounts with low balances, accounts maintaining a balance under $10,000 for a period of six month or more will be charged a $20 annual fee. Accounts exempt from this fee are IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase and/or Profit Sharing plans.

A $15 annual maintenance fee will be charged on IRA and 401(k) accounts. If an annual maintenance fee has not yet been charged when the IRA or 401(k) account is completely liquidated, the full annual maintenance fee will be charged to the account at that time.

Instructions for Opening or Adding to an Account

Opening By Regular Mail or By Overnight Service:

•
Initial Investment – if purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.	Make your check payable to “Index Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: Index Funds, PO Box 2175, Milwaukee, WI 53201-2175. Overnight mail: Index Funds, 235 West Galena Street, Milwaukee, WI 53212-3948.
•	Subsequent Investment:

1.	Use the investment slip attached to your account statement.

2.	Or, if unavailable, include the following information in writing:
a.	Fund name
b.	Share class
c.	Amount invested
d.	Account name
e.	Account number

3.	Mail to: Index Funds, PO Box 2175, Milwaukee, WI 53201-2175.

Electronic Purchases
Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank.

Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-888-544-2685. Your account can generally be set up for electronic purchases within 15 days.

Call 888-544-2685 to arrange a transfer from your bank account.

Wire Transfer
New Accounts – Call 1-888-544-2685 for instructions and to obtain an account number prior to wiring the funds.

Adding to an Existing Account – Send your investment to:
•	UMB Bank, n.a.
•	ABA#: 101000695
•	For credit to the Index Funds
•	A/C#: 9871691675
•	For further credit to: investor account number; name(s) of the investor(s); SSN or TIN; name of the Fund to be purchased.

Electronic vs. Wire Transfer
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.*

* If an ACH transfer does not clear for any reason, your purchase will be cancelled.  You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent.

Automatic Investment Plan
You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you’ve invested the $2,500 minimum required to open the account.

To invest regularly from your bank account, complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:
•	Your bank name, address and account number
•	The amount you wish to invest automatically (minimum $100)
•	How often you want to invest (every month, 4 times a year, twice a year or once a year)
•	Attach a voided personal check.

To invest regularly from your paycheck or government check:
•	Call 1-888-544-2685 for an enrollment form.

Directed Dividend Option
By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another Index Fund. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-888-544-2685.

Customer Identification Information
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:
•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Anti-Money Laundering Program
Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

Market Timing
In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Excessive and frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.  Such excessive trading practices may be determined at management’s discretion.  DO NOT INVEST WITH INDEX FUNDS IF YOU ARE A MARKET-TIMER.

To deter market timing, the Funds and the Adviser reserve the right, but do not have the obligation, to reject or restrict purchase or exchange requests from any investor engaging in excessive trading activity.  The Funds define excessive trading as a purchase and redemption of the same Fund within a 30-day period.  Shareholders will be notified of excessive trading activity which may ultimately result in restrictions with respect to future purchases.  Purchase and redemption activity which involves the reinvestment of dividends and capital gains, automatic deposit and withdrawal programs, or portfolio rebalancing is not considered market timing.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems.  The Funds reserve the right to modify their policies and procedures at any time without prior notice as the

Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

Selling Your Shares

Selling Your Shares
You may sell your shares at any time.

Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on “Selling Your Shares.”

Instructions for Selling Shares
If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone
Unless you have declined telephone sales privileges, call 1-888-544-2685 with instructions as to how you wish to receive your funds (mail, wire, and / or electronic transfer).  (See “Selling Your Shares—Verifying Telephone Redemptions”).

By Mail or Overnight Service
(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-888-544-2685 to request redemption forms or write a letter of instruction indicating:
a.	Your Fund and account number
b.	Amount you wish to redeem
c.	Address where your check should be sent
d.	Account owner signature

2.	Mail to: Index Funds, PO Box 2175, Milwaukee, Wisconsin 53201-2175. Overnight mail: Index Funds, 235 West Galena Street, Milwaukee, WI 53212-3948.

Withdrawing Money from Your Fund Investment
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Wire Transfer
You must select this option on your account application.

Call 1-888-544-2685 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

If a shareholder requires a wire transaction, the associated fee of $15 will be passed along to the shareholder.  Your financial institution may also charge a separate fee.

Electronic Redemptions
Call 1-888-544-2685 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $500. To activate this feature:
•	Make sure you have checked the appropriate box on the Account Application, or call 1-888-544-2685.
•	If you wish to have the proceeds from your systematic withdrawal deposited directly into a personal checking account, please provide a voided check from that account.
•	Your account must have a value of $100,000 or more to start withdrawals. ($100,000 value requirement does not apply to IRAs)
•
If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you. In addition, if your account falls below $10,000, you will be charged a $20 annual fee.  See “Purchasing and Adding to Your Shares” on page 36.

Redemptions in Writing Required
You must request a redemption in writing in the following situations:
1.	Redemptions by Individual Retirement Accounts (“IRAs”).
2.	Redemption requests requiring a medallion signature guarantee, which include any of the following:
•	Your account address has changed within the last 15 business days;
•	The check is not being mailed to the address on your account;
•	The check is not being made payable to the owner of the account;
•	The redemption proceeds are being transferred to another Fund account with a different registration; or
•	The redemption proceeds are being wired to bank instructions currently not on your account.

•	The redemption exceeds $75,000.

You must obtain a medallion signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions
The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 15 Days of Initial or Subsequent Investment
When you have made your initial or subsequent investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days from date of purchase).

Redemption Fee
The Funds do not charge a redemption fee.  To deter market timing, the Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor. The Funds define excessive trading as a purchase and redemption of the same Fund within a 30-day period.

Delay in Payment of Redemption Proceeds
Payment for shares may be delayed under extraordinary circumstances (such as a very large redemption that could affect a Fund’s operations, for example, more than 1% of the Fund’s net assets) or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds
Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Closing of Small Accounts
If your account falls below $500 due to redemptions, the Fund may ask you to increase your balance. If it is still below $500 after 90 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Distribution Checks
For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as “undeliverable” or (2) remain un-cashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account. Checks that remain un-cashed for six months will be canceled and the money reinvested in the Fund.

Cost Basis Information
As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the IRS on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold.  Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen to use highest cost, long-term holdings, and where not applicable, the first-in, first-out method as their standing (default) tax lot identification method for all shareholders.  A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method.  You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.  Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Other Redemption Information
If you hold shares of a Fund in an IRA or other retirement plan, you must indicate on the redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% federal income tax withholding. In addition, if you are a resident of certain states, state income tax also applies to non-Roth IRA distributions when Federal withholding applies.  Please consult with your tax professional.

Distribution Arrangements

Direct Distribution Arrangements
There is no initial sales charge on purchases of shares of Index Funds.

Outside Distribution Arrangements
Investors may be charged a fee if they effect transactions through a broker or agent.

Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.

Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

Distribution Fees
Each Fund has adopted a distribution plan (the “Distribution Plan”). Distribution Plan fees are used for marketing, advertising, and to compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of each Funds’ Investor Shares and/or for providing shareholder services.  Distribution Plan fees are paid from Fund assets on an ongoing basis and, thus, are borne by the shareholders.  These fees will decrease the return on your investment. Pursuant to the Distribution Plan, the Investment System Fund and the Index System Fund pay a fee 0.17% of the average daily net assets of the Fund attributable to Investor Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing
The Advisor and/or their affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares.

Exchanging Your Shares

Exchanging Your Shares
You can exchange your shares in one Fund for shares of another Index Fund of the same class. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares
Exchanges may be made by sending a written request to Index Funds, PO Box 2175 Milwaukee, WI 53201-2175 or by calling 1-888-544-2685.  Please provide the following information:
•	Your name and telephone number
•	The exact name on your account and account number
•	Taxpayer identification number (usually your social security number)
•	Dollar value or number of shares to be exchanged
•	The name of the Fund and class from which the exchange is to be made
•	The name of the Fund and class into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges
The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

Dividends, Distributions and Taxes

Dividends and Distributions
All dividends and distributions will be automatically reinvested unless you request otherwise. The Funds intend to distribute income semi-annually and capital gains at least annually. Each Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information.

Taxes
Each Fund intends to distribute all or substantially all of its net investment income and net capital gain in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes.  Both distributions will be reinvested in shares of a Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income or qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Each Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income.  A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

There is no assurance that the Internal Revenue Service will not challenge a Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail.  If a Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders).  When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.  If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholder would be subject to the risk of diminished investment returns.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

BACKUP WITHHOLDING

Each Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through on or before December 31, 2012 and, under current law, will be 31% for amounts paid after December 31, 2012. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of a Fund’s shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

Financial Highlights

The Financial Highlights table is intended to help you understand the Funds’ financial performance for the period of the Funds’ operation.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in the funds assuming reinvestment of all dividends and distributions.  This information has been audited by Cohen Fund Audit Services, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

Giant 5 Total Index System

Selected data for a share outstanding throughout the period indicated.

	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010

Per share data:
Net Asset Value - Beginning of Period	$15.50	$14.63	$15.51	$13.08	$8.62

Income/(loss) from Investment Operations:
Net investment income/(loss)	(0.13)	(0.03)	0.02	0.11	0.07
Net realized and unrealized gains/(losses) on investments	0.07 (a)	0.90	(0.83)	2.43	4.47
Total from investment operations	(0.06)	0.87	(0.81)	2.54	4.54

Less Distributions Declared to Shareholders:
Net investment income	—	—	(0.07)	(0.11)	(0.08)
Total distributions	—	—	(0.07)	(0.11)	(0.08)

Net Asset Value - End of Period	$15.44	$15.50	$14.63	$15.51	$13.08

Total Return(b)	(0.39)%	5.95%	(5.16)%	19.43%	52.70%

Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$19,062	$21,762	$14,745	$16,767	$15,521
Ratio of expenses to average net assets(c)	1.97%	2.11%	2.03%	1.97%	1.94%
Net investment income/(loss) to average net assets(d)	(0.81)%	(0.27)%	0.18%	0.76%	0.57%
Portfolio turnover	141.47%	18.41%	45.32%	29.07%	11.14%

(a)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations.

(b)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.

(c)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.

(d)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

Giant 5 Total Investment System

Selected data for a share outstanding throughout the period indicated.

	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011		Year Ended March 31, 2010

Per share data:
Net Asset Value - Beginning of Period	$15.59	$14.75	$15.84	$13.28		$8.68

Income/(loss) from Investment Operations:
Net investment income/(loss)	(0.16)	(0.01)	0.05	—	(a)	0.03
Net realized and unrealized gains/(losses) on investments	0.97	0.90	(1.12)	2.60		4.57 (b)
Total from investment operations	0.81	0.89	(1.07)	2.60		4.60

Less Distributions Declared to Shareholders:
Net investment income	—	(0.05)	(0.02)	(0.04)		—
Total distributions	—	(0.05)	(0.02)	(0.04)		—

Net Asset Value - End of Period	$16.40	$15.59	$14.75	$15.84		$13.28

Total Return(c)	5.20%	6.13%	(6.84)%	19.59%		53.00%

Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$13,516	$14,580	$16,384	$19,916		$18,816
Ratio of expenses to average net assets(d)	2.06%	2.12%	1.98%	1.91%		1.89%
Net investment income/(loss) to average net assets(e)	(0.94)%	(0.11)%	0.28%	—	%(f)	0.24%
Portfolio turnover	115.08%	2.02%	15.21%	7.23%		8.84%

(a)	Less than $0.005.

(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions for the period.

(c)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.

(d)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.

(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(f)	Less than 0.005%.

Reports

Reports
For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports:
The Funds’ annual and semi-annual reports to shareholders will contain additional information on each Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI, on the Funds’ website: www.weareindex.com. Shareholders may request to receive paper copies, free of charge, by calling or writing to the Funds at the telephone number and address listed below.

You can request other information and discuss your questions about a Fund, by contacting a broker or bank that sells the Funds or by contacting the Funds at:
Index Funds
PO Box 2175
Milwaukee, WI 53201-2175
Telephone: 1-888-544-2685

You can review the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission.  You can get text only copies:
•
For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

•	Free from the Commission's website at http://www.sec.gov.

Investment Company Act file no. 811-21836.

STATEMENT OF ADDITIONAL INFORMATION

INDEX FUNDS

	Investor Shares	Institutional Shares
Giant 5 Total Index System	INDEX	None
Giant 5 Total Investment System	CASHX	None

July 29, 2014

235 West Galena Street
Milwaukee, Wisconsin  53212

Investment Advisor:
The Willis Group, Inc.
(the “Adviser”)

This Statement of Additional Information (the “SAI”) describes the Giant 5 Total Investment System and the Giant 5 Total Index System (each, a “Fund”, and, collectively, the “Funds”), each a series of Index Funds (the “Trust”). The Trust is a registered open-end investment company that currently offers two classes of shares; Investor Shares and Institutional Shares.

Each Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Shares of the Funds are sold to the public by UMB Distribution Services, LLC, as Distributor to the Funds, as an investment vehicle for individuals, institutions, corporations and fiduciaries, including clients of the Adviser or its affiliates.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectuses for the Funds, each dated July 29, 2014 (each, a “Prospectus”). This SAI contains additional and more detailed information than that set forth in a Prospectus and should be read in conjunction with a Prospectus. A Prospectus may be obtained, without charge, on the Adviser’s website (www.weareindex.com), by writing the Funds at the address above, or by calling 1-888-544-2685.

The audited financial statements for the fiscal year ended March 31, 2014 of the Index Funds are incorporated into this SAI by reference to the Annual Report of the Index Funds, (File No. 811-21836) as filed with the Securities and Exchange Commission (“SEC”) on  June 4, 2014 and consist of the following:

1.	Schedules of Portfolio Investments at March 31, 2014
2.	Statements of Assets and Liabilities at March 31, 2014
3.	Statements of Operations for the year ended March 31, 2014
4.	Statements of Changes in Net Assets for the two years ended March 31, 2014
5.	Financial Highlights for the five years ended March 31, 2014
6.	Notes to Financial Statements
7.	Report of Independent Registered Public Accounting Firm for the Annual Report

The Funds’ most recent Annual Reports are incorporated by reference into this SAI and can be obtained free of charge by calling the toll-free number printed above.

GENERAL INFORMATION	3
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS	3
ADDITIONAL INFORMATION ABOUT SECURITIES IN WHICH THE FUNDS MAY INVEST	4
PORTFOLIO TURNOVER	37
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	37
MANAGEMENT	38
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	43
CODE OF ETHICS	43
INVESTMENT ADVISOR TO THE FUNDS	44
PORTFOLIO MANAGEMENT INFORMATION	44
PROXY VOTING POLICIES	45
DISTRIBUTION OF FUND SHARES	46
DISTRIBUTION PLAN	46
DISTRIBUTION SERVICES	47
ADMINISTRATION	47
CUSTODIAN	47
COUNSEL	48
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	48
DETERMINATION OF NET ASSET VALUE	48
PORTFOLIO TRANSACTIONS	49
PURCHASE OF SHARES	50
REDEMPTION OF SHARES	52
DIVIDENDS AND DISTRIBUTIONS	54
ADDITIONAL TAX INFORMATION	54
OTHER INFORMATION	56
APPENDIX A - DESCRIPTION OF RATINGS	A-1
APPENDIX B – Index Funds, PROXY VOTING POLICY	B-1
APPENDIX C – THE WILLIS GROUP, PROXY VOTING POLICY	C-1

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GENERAL INFORMATION

The Giant 5 Total Investment System and Giant 5 Total Index System are series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Funds are described in this Statement of Additional Information (the “SAI”).  The Funds are currently offered through two classes of shares: Investor Shares and Institutional Shares. Each Fund is non-diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Shares of the Funds are continuously offered for sale by the Funds’ Distributor at the applicable public offering price (i) directly to the public, (ii) to clients of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a servicing agreement with the Trust (collectively, “Servicing Agents”), and (iii) to clients of a securities broker that has entered into a dealer agreement with the Distributor. See “Purchase of Shares”.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The Prospectuses for the Funds discuss the investment objectives and strategies for each Fund and explain how each allocates its assets among the different types of securities that each Fund may invest in. Each Fund is a “fund of funds,” which means that the Fund invests in other mutual funds, index funds or exchange traded funds, as applicable (“Underlying Funds”). The Funds and Underlying Funds may invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward.  Please refer to the Funds’ Prospectuses for a discussion of the Funds’ principal investment strategies, the principal securities in which the Funds may invest, and the principal risks associated with the foregoing.  Additional information regarding the securities in which the Funds may invest, including securities or instruments not described in the Prospectuses, appears on page 5 of this SAI.

As with all mutual funds, there can be no assurance that the investment objectives of each Fund will be achieved. Each Fund’s investment objectives may be changed without approval by the holders of a majority of such Fund’s outstanding voting shares (as defined in the 1940 Act).

Investment Restrictions. Each Fund has adopted investment policies which may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority of the outstanding voting securities of such Fund, as the case may be (as defined in the 1940 Act).

Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Trustees of the Trust at any time, subject to 60 days’ advance notice to shareholders.

Fundamental Investment Restrictions. Each Fund is subject to the following investment restrictions, all of which are fundamental policies.

Other than as described in the Funds’ Prospectuses, each Fund may not:

(1) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of derivative instruments including swap agreements, futures contracts, forward contracts or options and (iii) this restriction does not limit the purchase or sale of Underlying Funds which invest in commodities;

(2) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(3) borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

3

(4) make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund’s investment program may be deemed to be an underwriting; and

(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, 25% or more of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry or group of industries.

With respect to paragraph (3), the 1940 Act currently allows a Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.  With respect to paragraph (4), the 1940 Act and regulatory interpretations currently limit the percentage of a Fund’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions. Each of the Funds is subject to the following non-fundamental policy:

(1) The Funds may invest in shares of other registered investment companies, subject to the limitations of Section 12(d)(1)(F) of the 1940 Act. Under the 1940 Act, a Fund’s investment in such securities currently is limited in that, immediately after such purchase not more than 3% of the total voting stock of such issuer is owned by the Fund, unless such issuer has received an exemptive order issued by the Securities and Exchange Commission (“SEC”) permitting otherwise. The investment companies in which the Funds invest charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

ADDITIONAL INFORMATION ABOUT SECURITIES IN WHICH THE FUNDS MAY INVEST

The Funds and the Underlying Funds may participate in the following permitted investment activities. Unless otherwise indicated, references to the “Funds” include the Funds and the Underlying Funds, as may be applicable. The following information supplements, and should be read in conjunction with, the Prospectuses.

INVESTMENT COMPANY SECURITIES

           Each Fund may invest in securities issued by other investment companies.  Under the 1940 Act, a fund’s investment in such securities currently is limited, in accordance with the following certain exceptions (i) immediately after such purchase not more than 3% of the total voting stock of such issuer is owned by the Fund and affiliate, and  (ii) the Fund’s offering price does not involve a sales load of more than 1.5%. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. Each investment company will be a registered investment company and will operate subject to a variety of regulatory constraints.  While such regulation does not guarantee the investment success of an investment company, or assure that it will not suffer investment losses, the Advisor believes that such investment companies provide a sound foundation upon which to base an investment portfolio.

Index Funds. The underlying index funds are not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment.  Instead, each underlying index fund, utilizing essentially a “passive” or “indexing” investment approach, seeks to replicate, before each such index fund’s expenses (which can be expected to reduce the total return of that fund), the total return of its respective index. The investment performance of each index does not reflect expenses,  it is a number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the index funds.  Since each index fund seeks to replicate the total return of its target index, the investment advisor of the index fund generally will not attempt to judge the merits of any particular security as an investment.  Under normal circumstances, it is anticipated that an underlying index

4

fund’s total return over periods of one year and longer will approximate, but not match, the total return of the applicable indices.

Exchange Traded Funds. (“ETFs”)  ETFs are investment companies whose shares are bought and sold on a securities exchange.  An ETF holds a portfolio of securities designed to track a particular market segment or index.  Some examples of ETFs are SPDRs®, streetTRACKS, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM    (“QQQs SM”) and iShares®.

An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange traded and that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to other funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

EQUITY SECURITIES

Equity securities represent ownership interests in a company and may consist of common stocks, preferred stocks, warrants to acquire common stock, or securities convertible into common stock.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds may purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

Common Stock.  Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.

Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by a Fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

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Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

Generally, capitalization or market capitalization is a measure of a company’s size.  Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.  The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.  Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

HOLDRS

 A Fund may invest in Holding Company Depositary Receipts (“HOLDRs”).  HOLDRs are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

FOREIGN SECURITIES

The Funds may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, and restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign

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countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

Investments by a Fund in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. Emerging markets also have different clearance and settlement procedures, and delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities or possible liability to the purchaser. Many emerging markets have experienced substantial rates of inflation for many years, which has had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Debt obligations of emerging market countries may involve a high degree of risk, and may be in default or present the risk of default. Certain emerging market governmental issuers have not been able or have been unwilling to make payments of interest or principal on debt obligations as those payments have come due.

CURRENCY TRANSACTIONS

A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract (“forward contract”). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of a Fund accruing in connection with the purchase or sale of portfolio securities.  Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. A Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.

If a Fund enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of that Fund having a value at least as great as the Fund’s commitment under such forward contract will be segregated on the books of the portfolio fund while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that the Fund is obligated to deliver.

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Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Investments in currencies or currency instruments will be treated as part of the “bond” category of each Fund’s investment Themes.

EUROBONDS AND YANKEE BONDS

Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

RESTRICTED SECURITIES

 A Fund may invest up to 15% of its net assets in illiquid securities. An illiquid security generally is one that cannot be sold in the ordinary course of business within seven days at substantially the value assigned to it in calculations of a Fund’s net asset value. Repurchase agreements maturing in more than seven days, OTC derivatives, and restricted securities are generally illiquid; other types of investments may also be illiquid from time to time. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, that Fund will take appropriate steps to protect liquidity. Illiquid securities are priced at a fair value determined in good faith by the board of directors or trustees of the fund or its delegate. A Fund may be unable to realize a favorable price upon sale of the securities, or in some cases may not be able to sell the securities.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the “1933 Act”). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at a fair value as determined in good faith by the board of the Fund.

Notwithstanding the above, a Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Generally, the Fund’s investment advisor, under the supervision of the board of directors or trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a Fund’s restriction of investing no more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

The 1940 Act provides that a mutual fund (“Acquired Fund”) whose shares are purchased by another fund (“Acquiring Fund”) is obliged to redeem shares held by the Acquiring Fund only in an amount up to 1% of the Acquired Fund’s outstanding securities during any period of less than 30 days. Accordingly, shares held by a Fund in excess of 1% of an Underlying Fund’s outstanding shares would, if the Fund had not made the election described below, be considered illiquid securities that, together with other such securities, may not exceed 15% of that Fund’s net assets. However, with respect to those Underlying Funds that have elected to reserve the right to pay redemption requests by a distribution in kind of securities from its portfolio, instead of cash, these positions may be treated as liquid. Under certain circumstances an Underlying Fund may determine to make payment of a redemption by a Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of cash. As a result, a Fund may hold securities distributed by an Underlying Fund until such time as management determines it appropriate to dispose of the securities. That disposition will impose additional costs on the Fund.

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DEBT SECURITIES

Investors should be aware that even though interest-bearing obligations are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term obligations are affected to a greater extent by interest rates than shorter term obligations. The values of fixed-income obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

A Fund may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor’s Corporation, a division of The McGraw Hill Companies (“S&P”) or Ba or lower by Moody’s Investor Services, Inc. (“Moody’s”), commonly called “junk bonds”), and securities that are not rated. There may be no restrictions as to the ratings of debt securities acquired by a portfolio fund or the portion of a portfolio fund’s assets that may be invested in debt securities in a particular ratings category.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a portfolio fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

The debt securities held by a Fund may have redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investors in the Fund. Conversely, a high yield, high risk security’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets.

Special tax considerations are associated with investing in debt securities structured as zero coupon or pay-in-kind securities. A Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of debt securities. Rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events. To the extent that a Fund invests in medium- and lower-quality debt securities, the achievement of a Fund’s investment objective may be more dependent on the Fund’s own credit analysis than is the case for higher quality bonds. A more complete description of the characteristics of bonds in each ratings category is included in Appendix A to this SAI.

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HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e.,  below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents.  The risks associated with investing in high yield securities include: (i) high yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness; (ii) the market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market.  This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets; (iii) Market prices for high risk, high yield securities may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth.  Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market; and (iv) the market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

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The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

MUNICIPAL BONDS

A Fund may invest in debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds include debt securities which pay interest income that is subject to the alternative minimum tax. A Fund may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities.

If a revenue bond is secured by payments generated from a project, and the revenue bond is also secured by a lien on the real estate comprising the project, foreclosure by the indenture trustee on the lien for the benefit of the bondholders creates additional risks associated with owning real estate, including environmental risks.

Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, such bonds depend in part for scheduled payments of principal and interest upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends.

Electric utilities face problems in financing large construction programs in inflationary periods, cost increases and delay occasioned by environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, the cost of competing fuel sources, difficulty in obtaining sufficient rate increases and other regulatory problems, the effect of energy conservation and difficulty of the capital market to absorb utility debt.

Health care facilities include life care facilities, nursing homes and hospitals. Life care facilities are alternative forms of long-term housing for the elderly which offer residents the independence of condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures weighs importantly in this process. The facilities may also be affected by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible federal legislation limiting the rates of increase of hospital charges.

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A Fund may invest in municipal lease securities. These are undivided interests in a portion of an obligation in the form of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. There are, of course, variations in the security of municipal lease securities, both within a particular classification and between classifications, depending on numerous factors.

A Fund may also invest in bonds for industrial and other projects, such as sewage or solid waste disposal or hazardous waste treatment facilities. Financing for such projects will be subject to inflation and other general economic factors as well as construction risks including labor problems, difficulties with construction sites and the ability of contractors to meet specifications in a timely manner. Because some of the materials, processes and wastes involved in these projects may include hazardous components, there are risks associated with their production, handling and disposal.

ZERO COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS

A Fund may invest in zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. A Fund will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

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BRADY BONDS

A Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate that is substantially higher than prevailing short-term tax-exempt rates and that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, who grants the security holder the option, at periodic intervals, to tender the security to it and receive the face value thereof. As consideration for providing the option, the third party financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED DELIVERY TRANSACTIONS

A Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. A Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the Fund’s investment advisor.

SECURITIES LENDING

 A Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors.  Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income.  Since there may be delays in the recovery of loaned securities, or a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Fund’s investment advisor.  Furthermore, they will only be made if, in the judgment of the investment advisor, the consideration to be earned from such loans would justify the risk.

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It is the current view of the staff of the SEC that a fund may engage in loan transactions only under the following conditions: (1) a fund must receive not less than 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2)  the collateral must be marked to market daily to reflect changes in the market value of the securities loaned; (3) after giving notice, the fund must be able to terminate the loan at any time, subject to customary settlement periods; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the fund is authorized to invest.  Investing the cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

BORROWING

A Fund may be permitted to borrow money up to one-third of the value of its total assets.  Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and a Fund’s ability to achieve greater diversification.  However, it also increases investment risk. Because a Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds.  Also, during times of borrowing under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

DERIVATIVE INSTRUMENTS

The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s investment advisor to forecast interest rates and other economic factors correctly. If an investment advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

If an investment advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes. A Fund may purchase and sell put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

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An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund may write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

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A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Foreign Currency Options. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

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A Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, and security indexes. A Fund may also invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. Certain of the Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to either: (i) comply with the requirements of the CEA by operating each Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; (iii) claim such no-action relief, temporary or otherwise, that may be available to the Adviser of a Fund pursuant to guidance promulgated by the CFTC; or (iv) operate each Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

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When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or  trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, a Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

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When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Additional Tax Information.”

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

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Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements. A Fund may engage in swap transactions, including swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. A Fund may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options”).

A Fund may enter into swap transactions for any legal purpose, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

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Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by a Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, to avoid any potential leveraging of the Fund’s portfolio.

A Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

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Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the fund’s investment advisor in accordance with procedures established by the board of directors or trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Whether a Fund’s use of swap agreements or swap options will be successful depends on the Fund’s investment advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Generally, the Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a fund’s limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that its investment advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Fund attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

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The Funds’ use of swap agreements may be subject to the provisions of the CEA, as modified by the Dodd-Frank Act.

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

HYBRID INSTRUMENTS

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

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EXCHANGE TRADED NOTES

Exchange-Traded Notes (“ETNs”) are a type of unsecured, unsubordinated debt security that are designed to track the total return of a specific market index, less fees, and combine certain aspects of bonds and ETFs.  Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours.  However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor.  ETN returns are based upon the performance of a market index minus applicable fees.  ETNs do not make periodic coupon payments and provide no principal protection.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity.  The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged.

REAL ESTATE SECURITIES

A Fund may invest in the equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts (“REITs”). An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, home-builders, companies that manage real estate, and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

Investments in the securities of companies that own, construct, manage or sell residential, commercial or industrial real estate will be subject to all of the risks associated with the ownership of real estate. These risks include: declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, decreases in property revenues, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, and costs resulting from the clean-up of environmental problems.

REAL ESTATE INVESTMENT TRUST

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes.  To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types.  Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs.  Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline.  During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs.  In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

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Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs.  Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects.  By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended.  Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation.  In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.  The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.  In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” Certain Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the “Government National Mortgage Association,” or “GNMA”) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

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Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

FNMA and FHLMC have both recently faced scrutiny regarding their accounting practices and policies. In supplements to its recent offerings, FNMA announced that both the Office of Federal Housing Enterprise Oversight (“OFHEO”) and the Office of the Chief Accountant of the SEC have raised a number of questions and concerns about FNMA’s accounting policies and practices and its conformance to generally accepted accounting principles (“GAAP”). FNMA has further announced that interim and audited financial statements for the period beginning January 2001 through the second quarter of 2004 should not be relied upon. In its Information Statement and Annual Report for the fiscal year ended December 31, 2004, FHLMC revealed that it had identified material weaknesses relating to its internal controls and technology applications that affected its financial reporting systems. While FHLMC has restated its recent years’ financial statements to conform to GAAP, FNMA is currently in the process of restating its recent years’ financial statements and conforming its accounting processes to GAAP. Additionally, there has been ongoing concern expressed by critics and certain members of Congress over the size of the borrowing and purchasing activities of both companies and the impact they have on the U.S. economy. Congress has yet to make clear any legislative actions it plans to take to address these accounting issues and ongoing concerns. However, legislation may be enacted in the future that limits the size and scope of the activities of both FNMA and FHLMC and/or subjects these companies to further regulatory oversight.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in the Fund’s investment advisor’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.

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In the case of privately issued mortgage-related securities, the assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

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The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage Backed Securities. Adjustable rate mortgage-backed securities (ARMBSs) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

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Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii)a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Other Asset-Backed Securities. Several types of asset-backed securities available included Certificates for Automobile Receivables/SM/ (“CARS/SM/”). CARS/SM/ represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/SM/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARS/SM/ may be affected by early pre-payment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Mortgage Rolls. A Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. A Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. Unless such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. A Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage rolls may depend upon an investment advisor’s ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage rolls can be successfully employed. For financial reporting and tax purposes, some of the Funds treat mortgage rolls as a financing transaction.

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TEMPORARY DEFENSIVE OR INTERIM POSITIONS.

Under market conditions when investments meeting the Giant 5 Total Investment System or the Giant 5 Total Index System’s criteria are scarce, cash and cash reserves may represent a significant percentage of the Fund’s total net assets.  The Fund may invest up to 100% of its assets in international and domestic short-term obligations (such as Eurodollar and Yankee bank obligations, certificate of deposit, bankers’ acceptances, commercial paper) money market funds and cash. During times when the Fund holds a significant portion of its net assets in cash and cash reserves, it will not be investing according to its investment objective, and the Fund’s performance may be negatively affected as a result. Similarly, an Underlying Fund may depart from its investment strategies for temporary defensive purpose or to meet liquidity need. During such times, the Underlying Fund will not be investing in accordance with its investment objective and such Underlying Fund’s performance may be negatively affected as a result.

U.S. GOVERNMENT OBLIGATIONS.

The Funds may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

OBLIGATIONS OF FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES AND BANKS.

The Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund’s investment advisor to be of comparable quality to the other obligations in which such Fund may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank.

Each Fund may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

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REPURCHASE AGREEMENTS.

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements involve certain risks, such as default by, or insolvency of, the other party to the repurchase agreement. A Fund’s right to liquidate its collateral in the event of a default could involve certain costs, losses or delays. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Fund’s ability to sell the collateral and the portfolio fund could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

A Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund will sell securities and receive cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

FOREIGN DEPOSITARY RECEIPTS.

A Fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) of foreign issuers.

ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of underlying foreign securities, EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs, CDRs and GDRs in bearer form are designed for use in Europe. A Fund may invest in ADRs, EDRs and CDRs through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

BANK OBLIGATIONS

A Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (the “FDIC”).

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Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable-interest rates.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit (“CDs”) may be purchased by a Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by a Fund generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic branches of foreign banks, such as CDs and time deposits (“TDs”), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $250,000.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, INTRUST carefully evaluates such investments on a case-by-case basis.

A Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, provided that such institutions are members of the FDIC, and further provided such Fund purchases any such CD in a principal amount of not more than $250,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC.

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COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS.

A Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

A Fund also may invest in nonconvertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement.

FLOATING- AND VARIABLE-RATE OBLIGATIONS.

A Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months. Variable-rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepare in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the Fund’s investment advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

INVERSE FLOATING RATE OBLIGATIONS

A Fund may invest in so-called "inverse floating rate obligations" or "residual interest bonds" or other obligations or certificates relating thereto structured to have similar features. In creating such an obligation, a municipality issues a certain amount of debt and pays a fixed interest rate. Half of the debt is issued as variable rate short term obligations, the interest rate of which is reset at short intervals, typically 35 days. The other half of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. Under usual circumstances, the holder of the inverse floating rate obligation can generally purchase an equal principal amount of the short term obligation and link the two obligations in order to create long-term fixed rate bonds. Because the interest rate on the inverse floating rate obligation is determined by subtracting the short-term rate from a fixed amount, the interest rate will decrease as the short-term rate increases and will increase as the short-term rate decreases. The magnitude of increases and decreases in the market value of inverse floating rate obligations may be approximately twice as large as the comparable change in the market value of an equal principal amount of long-term bonds which bear interest at the rate paid by the issuer and have similar credit quality, redemption and maturity provisions.

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INITIAL PUBLIC OFFERINGS ("IPOS")

A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains they will subsequently distribute to shareholders (including the Index Funds). In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

SHORT SALES

Certain of the Underlying Funds may make short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time and the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

LEVERAGING TRANSACTIONS

A Fund may engage in the types of transactions which involve "leverage" because in the Fund receives cash which it can invest in portfolio securities and has a future obligation to make a payment. The use of these transactions by the Fund will generally cause its net asset value to increase or decrease at a greater rate than would otherwise be the case. Any investment income or gains earned from the portfolio securities purchased with the proceeds from these transactions which is in excess of the expenses associated from these transactions can be expected to cause the value of the Fund's shares and distributions on the Fund's shares to rise more quickly than would otherwise be the case. Conversely, if the investment income or gains earned from the portfolio securities purchased with proceeds from these transactions fail to cover the expenses associated with these transactions, the value of the Fund's shares is likely to decrease more quickly than otherwise would be the case and distributions thereon will be reduced or eliminated. Hence, these transactions are speculative, involve leverage and increase the risk of owning or investing in the shares of the Fund. These transactions also increase the Fund's expenses because of interest and similar payments and administrative expenses associated with them. Unless the appreciation and income on assets purchased with proceeds from these transactions exceed the costs associated with them, the use of

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these transactions by a Fund would diminish the investment performance of the Fund compared with what it would have been without using these transactions.

LOAN PARTICIPATIONS

Certain Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

A Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds’ ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

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Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, indebtedness for which there is no readily available market may be treated by a Fund as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are generally considered to be debt obligations for purposes of the restriction relating to lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, in an amount sufficient to meet such commitments.

A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Funds generally treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of a Fund’s limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see “Loan Participations.” Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of a Fund’s investment restriction relating to the lending of funds or assets.

PARTICIPATION ON CREDITORS COMMITTEES

A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.

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EVENT-LINKED EXPOSURE

Certain Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Restricted Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.

PORTFOLIO TURNOVER

Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Board of Trustees of the Trust has adopted policies and procedures for the Trust relating to disclosure of the Funds’ portfolio securities (the “Policy”). The Policy is designed to ensure disclosure of holdings information where necessary to the Trust’s operation or useful to each Fund’s shareholders without compromising the integrity or performance of the Fund.

Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. Each Fund will disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are available free of charge electronically or, if requested by a shareholder, in paper form. Quarterly holdings reports filed with the SEC on Form N-Q are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov or on the Advisor’s website (www.weareindex.com).

The Advisor’s website also provides information about each Fund’s top 10 holdings, sector holdings and other characteristics data as of the end of the each calendar quarter. This information on the website is provided with a lag of at least 60 days and is available until updated as of the next fiscal quarter. The information on the Advisor’s website is publicly available to all categories of persons.

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The Trust may share non-public holdings information of a Fund sooner than 60 days of the end of each fiscal quarter with the Advisor and other service providers to the Trust  necessary for the Funds’ day-to-day operations, as set forth in the table below. In addition, the Trust may share non-public holdings information with mutual fund ranking and rating services, including Morningstar, Lipper, and Bloomberg. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Advisor that foster reasonable expectations that holdings information will not be misused. The Trust’s Officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

Name of Recipient	Frequency of Holdings Disclosure	Information Lag
The Willis Group, Inc. (Adviser)	Daily	None
UMB Fund Services, Inc. (Administrator)	Daily	None
UMB Bank, N.A. (Custodian)	Daily	None
Cohen Fund Audit Services, Ltd. (Independent Registered Public Accounting Firm)	As needed	None
Davis Graham & Stubbs LLP (Counsel)	As needed	None

The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to fund counsel and the Chief Compliance Officer (“CCO”). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Advisor and its affiliates.

Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, the Fund may disclose their holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Boards of Trustees.

MANAGEMENT

Board of Trustees Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board is responsible for overseeing each of the Funds.  The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Funds, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operation of the Funds is delegated to the Fund’s Adviser and administrator.

Trustees and Officers. The names of the Trustees of the Trust, their addresses, ages/date of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

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Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex** Overseen by Trustee	Other Trusteeships Held by Trustee
Non-Interested Trustees
Lance J. Baller (born 1974)	Trustee	Indefinite; since January 18, 2006
CEO and CFO, Iofina plc (2010 to present), former Finance Director of Iofina plc (2007 to 2010), former CFO Iofina Natural Gas, Inc., Iofina, Inc. and Iofina Chemical, Inc., a producer of Iodine and Natural Gas; Managing Partner of Shoreline Equity Partners, Inc., a merger and acquisition consulting company (2004 to present); President, Baller Enterprises, Inc., (2004 to present); President, Ultimate Investments Corporation, Inc., (1993 to present); Managing Partner and portfolio manager of Elevation Capital Management, LLC (2005 to 2010); Co-Chairman, Eagle: XM, a  marketing company (2005 to 2009).
				2	Director, Iofina PLC;
Kevin J. Trigueiro (born 1966)	Trustee	Indefinite; since January 18, 2006	Broker/Owner, The Kastle Group, LLC (2006 to present).	2	None
Interested Trustee
Michael Willis (born 1966)	Trustee	Indefinite; since January 18, 2006	President of The Willis Group, Inc. (2004 to present).	2	None

* Mr. Willis may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act because of his ownership and control, and service as an officer and employee of the Advisor.

** The “Fund Complex” includes all series of the Trust and any other investment companies for which The Willis Group, Inc. provides investment advisory services.

The names of the officers, their addresses, ages, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary).	President of The Willis Group, Inc. (2004 to present).
LuAnn Hanson (born 1959)	Chief Compliance Officer	Indefinite; since July 2, 2007	Chief Financial Officer, RadiantBlue Technologies, Inc. (January 2009 to Present); Chief Financial Officer and Vice President of Finance, Celis Semiconductor Corporation (2005 to 2009).

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All communications to the Trustees and Officers of the Funds may be directed c/o Index Funds, 1155 Kelly Johnson Blvd., Suite 111, Colorado Springs, CO 80920.

The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness.  The Board determined that each of the Trustees is qualified to serve as a Trustee of the Funds based on a review of the experience, qualifications, attributes and skills of each Trustee.  In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided, to exercise effective business judgment in protecting shareholder interests and to interact effectively with the other Trustees, the Advisor, other service providers, counsel and the independent registered accounting firm (“independent auditors”); and willingness and ability to commit the time necessary to perform the duties of a Trustee.  Each Trustee’s ability to perform his duties effectively is evidenced by his experience or achievements in the following areas, in no particular order of importance:  management or board experience in the investment management industry or companies or organizations in other fields, entrepreneurial experience, educational background and professional training; and experience as a Trustee of the Funds.  Information discussing the specific experience, skills, attributes and qualifications of each Trustee which led to the Board’s determination that the Trustee should serve in this capacity is provided below.

Michael Willis. Mr. Willis is President and lead portfolio manager of The Willis Group, Inc., the Funds’ investment advisor. Mr. Willis is the author and creator of Consumption-based Fundamental Asset Allocation, a new generation of asset allocation methodologies built around investor fundamentals.  Mr. Willis has served as President of The Willis Group, Inc. since 2004.  Prior to his association with the Adviser, Mr. Willis  has served as Senior Vice President – Investments at Paine Webber and UBS Financial Services, Inc. (2003-2004) and Paine Webber (1999-2003).  In addition, Mr. Willis was First Vice President – Investments at Smith Barney from 1994 to 1999.  Mr. Willis was chosen to serve as a Trustee based on his business, financial services and investment management experience.

Lance J. Baller. Mr. Baller has actively served on the investment committees, audit committees, committees on corporate governance, compensation and benefits committees, executive committees, finance committees, committees on public policy and social responsibility, and on the board of directors of companies in Asia, Europe and United States for over 15 years.  Mr. Baller brings international exposure to the Board of the Trust as the former Finance Director and current Chief Executive Officer of Iofina plc, a company registered in England and Wales.  Mr. Baller has a deep background in the investment community, ranging from fundraising to being a hedge fund manager of the Elevation Fund.  Mr. Baller contributes his strong knowledge of corporate governance to the Giant 5 Board. He was chosen to serve as a Trustee of the Trust based on his business, financial services, investment management and accounting experience.

Kevin J. Trigueiro. Mr. Trigueiro brings to the Giant 5 Board almost two decades of service representing the nonprofit and real estate sectors.  He has worked for a multinational nonprofit organization with a budget in excess of $100 million.  In addition, he contributed to annual real estate sales topping $1 billion.  He has since formed a private real estate company, while continuing to consult with small businesses on various internet and marketing initiatives.  Mr. Trigueiro was chosen to serve as a Trustee of the Trust based on his business experience.

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Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Board Composition and Leadership Structure

The Board currently consists of three individuals, one of whom is an Interested Trustee.  The Board has appointed Michael G. Willis, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman and may also perform such other functions as may be delegated by the Board from time to time.  Mr. Willis is also the President, Treasurer and Secretary of the Funds and the President of the Advisor.  The Board has does not have a lead Independent Trustee.  The Independent Trustees, acting collectively, seek to serve as a check and balance on the activities of the Interested Trustee.

Overall responsibility for oversight of the Funds rests with the Trustees. The Trust has engaged the Adviser to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s organizational documents.  The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Advisor and other service providers with respect to services provided to the Funds, potential conflicts of interest that could arise from these relationships and other risks that the Funds may face.  The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities.  The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Funds’ operations is important, in light of the size and complexity of the Funds and the risks that the Funds face.  The Board and its committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Funds and the environment in which the Funds operate changes.

Board’s Role in Risk Oversight of the Fund

The Board oversees risk management for the Funds directly and, as to certain matters, through its committees.  The Board exercises its oversight in this regard primarily through requesting and receiving reports from and otherwise working with the Funds’ senior officers (including, Mr. Willis and the Funds’ Chief Compliance Officer), the Fund’s independent auditors, legal counsel and personnel from the Funds’ other service providers.  The Board has adopted, on behalf of the Funds, and periodically reviews with the assistance of the Fund’s Chief Compliance Officer, policies and procedures designed to address certain risks associated with the Funds’ activities.  In addition, the Advisor and the Funds’ other service providers also have adopted policies, processes and procedures designed to identify, assess and manage certain risks associated with the Funds’ activities, and the Board receives reports from service providers with respect to the operation of these policies, processes and procedures as required and/or as the Board deems appropriate.  The Board does not believe that a separate Risk Oversight Committee is necessary for effective risk oversight at this time, but intends to continuously evaluate how it assesses risk and will consider again in the future whether any changes to their current structure are prudent.

Committees

The Board has established an Audit Committee, a Valuation Committee and a Nominating and Governance Committee.

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The Audit Committee consists of Lance J. Baller and Kevin Trigueiro.  The members of the committee are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”). The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trusts. The Audit Committee is currently chaired by Lance J. Baller. The audit committee (i) recommends to the Board of Trustees the selection, retention and compensation of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit  procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee met two times during the fiscal year ended March 31, 2014.

The Valuation Committee includes at least one of the Independent Trustees of the Trust elected by the Board of Trustees and representatives from the Advisor and UMB Fund Services, Inc. The Valuation Committee is currently chaired by Lance J. Baller . The purpose of the Valuation Committee is to oversee the implementation of the Fund's valuation procedures and to make fair value determinations on behalf of the Board of Trustees as specified in the Fund's Valuation Procedures. The Valuation Committee met zero times during the fiscal year ended March 31, 2014.

The Trust also has a Nominating and Governance Committee that is comprised of the Independent Trustees. This committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and  effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. The committee does not consider nominees recommended by shareholders. The Nominating and Governance Committee met zero times during the fiscal year ended March 31, 2014.

Trustee Share Ownership

The following tables provide the dollar range of equity securities beneficially owned by the Board on December 31, 2013.

Independent Trustees

	Dollar Range of Equity Securities in either Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Lance J. Baller	None	None
Kevin J. Trigueiro	None	None

Interested Trustee
Michael G. Willis	None	None

None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

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Trustee Compensation*

The following table provides the total fees paid to Trustees by each Fund for the fiscal year ended March 31, 2014.

Name of Trustee	Aggregate Compensation from the Giant 5 Total Investment System	Aggregate Compensation from the Giant 5 Total Index System	Total Compensation from Fund and Fund Complex Paid to Trustees
Independent Trustees:
Lance J. Baller	$217.26	$158.83	$376.09
Eric Scot Griffin**	$217.26	$158.83	$376.09
Kevin J. Trigueiro	$217.26	$158.83	$376.09
Interested Trustees:
Michael Willis	$0	$0	$0

*Trustees of the Trust not affiliated with the Advisor or Distributor received from the Trust an annual retainer of 1/3 of 1 basis point of the average annual assets under management, paid annually. Trustees who are affiliated with the Advisor or the Distributor do not receive compensation from the Trust.  All Trustees (Interested and Independent) are reimbursed for all out-of-pocket expenses (e.g. travel and lodging) relating to attendance at such meetings.  The Trust has not adopted any pension or retirement plans for the Officers or Trustees of the Trust.  Therefore, there have been no currently estimated annual benefits upon retirement.

**Mr. Griffin resigned effective July 1, 2014.

Except for the Chief Compliance Officer, none of the officers receive compensation from the Trust for their services.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of June 30, 2014, the Trust is aware that the following entities owned of record 5% or more of the outstanding shares of the funds:

GIANT 5 TOTAL INVESTMENT SYSTEM

TD Ameritrade, Omaha, NE, 79.27% (Investor Shares); The Joy and Payne Charitable Remainder Trust IV, Atascadero, CA, 7.08% (Investor Shares).

GIANT 5 TOTAL INDEX SYSTEM

TD Ameritrade Omaha, NE, 87.73% (Investor Shares).

*Known to the Trust to be beneficial owners. The beneficial ownership, either directly, or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act.

As of June 30, 2014, the Trustees and Officers of the Funds, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

CODE OF ETHICS

The Trust, the Advisor and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

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INVESTMENT ADVISOR TO THE FUNDS

The Willis Group, Inc. (the “Advisor”) serves as investment advisor to the each Fund pursuant to an investment advisory contract (the “Investment Advisory Agreement”). The Advisor is located at 1155 Kelly Johnson Blvd, Suite 111, Colorado Springs, Colorado 80920. The Advisor is primarily-owned and controlled by Michael Willis, an interested Trustee of the Trust and the portfolio manager of each Fund. Mr. Willis also serves as Chairman and President of the Advisor. As of January 18, 2006, the Advisor had no non-discretionary management authority with respect to private account assets under management.

Under the terms of the Investment Advisory Agreement for the Funds, the Advisor serves as the investment advisor and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. Under the terms of the Investment Advisory Agreement for the Funds, the investment advisory services of the Advisor are not exclusive. The Advisor is free to render investment advisory services to others.

For its services, the Advisor is entitled to a fee from each Fund, computed daily and paid monthly, equal on an annual basis to 0.67% of the Fund’s average daily net assets as described in the Prospectuses.  For the fiscal years ended March 31, 2014, March 31, 2013 and the March 31, 2012, the Advisor was paid the following amounts by each Fund:

Fund	Fiscal Year Ended March 31, 2014	Fiscal Year Ended March 31, 2013	Fiscal Year Ended March 31, 2012
Giant 5 Total Investment System	$93,620	$100,285	$117,687
Giant 5 Total Index System	$132,604	$97,646	$100,649

The Investment Advisory Agreement for the Funds continues from year to year so long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Advisor, on 60 days’ written notice by either party to the Investment Advisory Agreement and will terminate automatically if assigned.

A discussion regarding the basis for the Board of Trustees approval of the Investment Advisory Agreement with the Trust is available in the Funds’ semi-annual report to shareholders for the period ended September 30, 2013.

PORTFOLIO MANAGEMENT INFORMATION

Michael Willis is responsible for the day-to-day management of the Funds.  The Prospectuses contains information about Mr. Willis and his management of the Funds. The sections below contain certain additional information about his compensation, his management of other accounts, and potential conflicts of interest.

Management of Other Accounts. As of March 31, 2014, Mr. Willis was primarily responsible for the day-to-day management of  other accounts, as set forth in the table below.

The table below shows the number of other accounts managed by Mr. Willis, if any, and the total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance, if any.

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	Other Accounts Managed / Total Assets in Accounts ($)			Other Accounts with Performance -Based Fees/ Total Assets in Accounts
	Other Registered Investment Companies (“RICs”)	Other Pooled Investment Vehicles (“PIVs”)	Other Accounts	Number & Type of Accounts in this Category	Total Assets in such Accounts, if any
Michael Willis	None	None	7 / $3,385,014	None	None

______________

Portfolio Manager Compensation Structure

Mr. Willis receives a base salary from the Advisor for his services in the various positions he holds with the Advisor, including his position as portfolio manager and President.  In addition, Mr. Willis is the primary shareholder of the Advisor, is entitled to receive net profits earned by the Advisor.  Mr. Willis does not receive any other form of compensation or benefits for his services to the Advisor.

Potential Conflicts of Interest. Since the Fund and the other accounts managed by Mr. Willis and the Advisor have similar investment strategies, in theory it is possible that Mr. Willis could favor one or more of the other accounts over a Fund. However, the Advisor has established policies and procedures governing brokerage practice and the allocation of trades, which are designed to ensure that the purchase and sale of securities among various accounts managed by the Advisor are fairly and equitably allocated. The Advisor is not aware of any cases where the investment strategies employed for the other accounts managed by Mr. Willis and the Advisor would cause him to take positions on the contrary side of the market from a Fund, or otherwise contrary to the interests of a Fund.

Portfolio Manager Ownership of Securities

The table below identifies ownership of Fund securities by the Lead Portfolio Manager as of March 31, 2014.

Portfolio Manager	Dollar Range of Equity Securities in the Funds Beneficially Owned
Michael G. Willis	None

PROXY VOTING POLICIES

The Funds have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Advisor.  The Proxy Voting Policies of the Funds and Advisor are attached as Appendix B and Appendix C.  When the Advisor exercises voting rights on behalf of the Fund, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Information regarding how the Advisor voted proxies will be available without charge (1) on the Advisor’s website at www.weareindex.com; (2) by calling the Funds at 1-888-544-2685; and (3) on the SEC's website.

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DISTRIBUTION OF FUND SHARES

The Trust has retained UMB Distribution Services, LLC (“UMBDS”), 235 West Galena Street, Milwaukee, Wisconsin 53212, to serve as principal underwriter for the shares of the Funds. UMBDS, and its affiliates also serve as distributor to other investment companies. UMBDS is a wholly-owned subsidiary of UMB Fund Services, Inc. UMBDS serves as distributor to each Fund pursuant to the Distribution Agreement dated as of June 8, 2007 (the “Distribution Agreement”).  The Distribution Agreement continues for an initial one-year period beginning July 1, 2007 and thereafter, if not terminated, this Agreement shall continue automatically in effect as to each Fund for successive annual periods, provided such continuance is specifically approved at least annually by (i) the Trust’s Board of Trustees or (ii) the vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of a Fund, and provided that in either event the continuance is also approved by a majority of the Trust’s Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.  The Distribution Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds’ shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds’ shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Investor Shares and Institutional Shares. Pursuant to the Distribution Plan, the Giant 5 Total Investment System will pay 0.17% and 0.00% of its average daily net assets attributable to its Investor Shares and Institutional Shares, respectively, and the Giant 5 Total Index System will pay 0.17% and 0.00% of its average daily net assets attributable to its Investor Shares and Institutional Shares, respectively. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts ("Servicing"). The amount paid under the Distribution Plan for Servicing is intended to be a "service fee" as defined under the Conduct Rules of the Financial Industry Regulatory Authority, Inc. ("FINRA"), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that the Funds’ Distribution Plan will benefit each Fund and the holders of its Investor Shares and Institutional Shares.

Quarterly reports of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of Investor Shares and Institutional Shares may bear pursuant to the Distribution Plan without the approval of the holders of such class of shares and that other material amendments of the Distribution Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such class of shares.

For the fiscal year ended March 31, 2014, Investor Shares of the Giant 5 Total Investment System incurred distribution fees aggregating $23,754. For the fiscal year ended March 31, 2014, Investor Shares of the Giant 5 Total Index System incurred distribution fees aggregating $33,646.  Institutional shares of the Funds paid no distribution fees for the same period.

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DISTRIBUTION SERVICES

The Advisor has entered into an agreement with the Distributor whereby the Advisor has agreed that, in the event that the Funds’ Rule 12b-1 Distribution Plan fees are not sufficient to pay for certain distribution activities, the Advisor will use its own resources to pay the Distributor for the portion of distribution activities not paid for by the Funds’ Distribution Plan fees.  Such payments by the Advisor, may be made, among other things, to promote the sale of the Funds’ shares or to service Funds’ shareholders.  These payments will not change the price an investor will pay for the Funds’ shares.  In some circumstances, the payments may create an incentive for a dealer, other organizations and their investment professionals, to recommend or sell a Fund’s shares to a client over shares of other mutual funds.  For more information, please contact your investment professional.

ADMINISTRATION

UMB Fund Services, Inc. (“UMBFS” or the “Administrator”) serves as administrator of the Trust and is an affiliate of UMB Distribution Services, LLC, the Trust’s distributor.  The Administrator, a Wisconsin corporation, has its principal business offices at 235 West Galena Street, Milwaukee, Wisconsin 53212.  UMBFS and its affiliates provide administration and distribution services to other investment companies.

Administration Agreement with the Trust.  The Trust and UMBFS have entered into an Administration and Fund Accounting Agreement (the “Administration Agreement”) effective July 1, 2007.  Under the Administration Agreement, UMBFS provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports and assistance with the compliance monitoring of the Funds’ activities.

Transfer Agency Agreement.  The Trust and UMBFS have entered into a Transfer Agency Agreement (the “Transfer Agency Agreement”).  Under the Transfer Agency Agreement, UMBFS serves as transfer agent and dividend disbursing agent for the Funds.

Fees to be Paid to the Administrator.  Under the Administration Agreement and Transfer Agency Agreement, the Administrator is entitled to receive an annual asset-based fee for administration, fund accounting and transfer agency services of 9 basis points (0.09%) on the first $500 million in aggregate net assets of all Funds; 7 basis points (0.07%) of aggregate net assets of all Funds from over $500 million to $1 billion; 5 basis points (0.05%) of aggregate net assets of all Funds from over $1 billion to $1.5 billion; and 3 basis points (0.03%) of aggregate net assets of all Funds in excess of $1.5 billion.

Annual Minimum Fee.  Under the Administration Agreement and Transfer Agency Agreement, the administration, accounting and transfer agency fees are subject to an annual minimum fee of  $225,000.

For the fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012, the Administrator received compensation for administrative services as follows:

Fund	Fiscal Year Ended March 31, 2014	Fiscal Year Ended March 31, 2013	Fiscal Year Ended March 31, 2012
Giant 5 Total Investment System	$54,007	$66,156	$70,343
Giant 5 Total Index System	$76,493	$64,344	$60,160

CUSTODIAN

UMB Bank, n.a. (the “Custodian”), 1010 Grand Avenue, Kansas City, Missouri 64141, is each Fund’s custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a custody agreement with each Fund, the Custodian holds the Fund’s securities and keeps all necessary accounts and records.

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COUNSEL

Davis Graham & Stubbs LLP, located at 1550 Seventeenth Street, Suite 500, Denver, CO  80202, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd. has been selected as the independent registered public accounting firm for the Trust.  Cohen Fund Audit Services, Ltd. provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.  Cohen Fund Audit Services, Ltd. is located at 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115.

EXPENSES

Each Fund bears all costs of its operations, other than expenses specifically assumed by the Advisor or Distributor. The costs borne by the Funds include legal and accounting expenses, Trustees’ fees and expenses, insurance premiums, custodian and transfer agent fees and expenses, expenses incurred in acquiring or disposing of the Funds’ portfolio securities, expenses of registering and qualifying the Funds’ shares for sale with the SEC and with various state securities commissions, expenses of obtaining quotations on the Funds’ portfolio securities and pricing of the Funds’ shares, expenses of maintaining the Funds’ legal existence and of shareholders’ meetings, and expenses of preparing and distributing to existing shareholders reports, proxies and prospectuses.

DETERMINATION OF NET ASSET VALUE

The net asset value (“NAV”) per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (together, the “Valuation Time”).  However, to the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

The Funds will not compute net asset value on customary business holidays, including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund reserves the right to not determine net asset value when:  (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund’s portfolio do not affect that Fund’s net asset value.

The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund’s portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

The Underlying Funds valued at their respective net asset values under the 1940 Act. Generally, the Underlying Funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the Underlying Fund.

Securities held by the Funds for which market quotations are readily available are valued at current market value as of Valuation Time.  Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees.  Prices are taken from the primary market or exchange in which each security trades.

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Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees.  Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be “short term” and are valued at amortized cost which approximates market value.  The pricing service activities and results are reviewed by an officer of the Fund.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment advisor or designee, are valued at fair value under procedures approved by the Funds’ Board of Trustees.  Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

Generally, for the Funds trading in foreign securities markets trading is completed each day at various times prior to the Valuation Time.  Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Funds, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value.  When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Fund.  When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of each Fund’s shares.

PORTFOLIO TRANSACTIONS

Investment decisions for the Funds are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Advisor, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust’s Board of Trustees, the Advisor, as appropriate, is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account, the broker-dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. While the Advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

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Purchases and sales of securities of Underlying Funds will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of ETFs will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Generally, shares of underlying index funds are purchased and sold without sales charges and therefore do not involve brokerage commissions.

The Advisor may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Advisor. By allocating transactions in this manner, the Advisor is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

Some of these services are of value to the Advisor in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because the Advisor or its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the “Act”), the Advisor may cause the Funds to pay a broker-dealer which provides “brokerage and research services” (as defined in the Act) to the Advisor an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

Consistent with the Rules of the National Association of Securities Dealers, Inc. and the Financial Industry Regulatory Authority, and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

As of the fiscal year ended March 31, 2014, the Funds did not hold any securities of its regular broker-dealers.
For the fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012, the Funds paid the following commissions to brokers:

Fund	Fiscal Year Ended March 31, 2014	Fiscal Year Ended March 31, 2013	Fiscal Year Ended March 31, 2012
Giant 5 Total Investment System	$0	$0	$0
Giant 5 Total Index System	$385	$304	$1,315

The Funds did not pay any commissions to brokers who were affiliated with UMB Distribution Services, LLC or any affiliated person thereof.

PURCHASE OF SHARES

The following information supplements and should be read in conjunction with the sections in the Fund’s Prospectuses entitled “Purchasing and Adding to Your Shares” and “Distribution Arrangements.” The Prospectus contains a general description of how investors may buy shares of the Fund. When purchasing shares, you must specify which class is being purchased.

Shares may be purchased through the Distributor, Servicing Agents or through securities brokers that have entered into a dealer agreement with the Distributor (“Securities Brokers”). Shares may be purchased at their net asset value next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Following an initial period, the Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Distributor or Transfer Agent.

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All purchase payments are invested in full and fractional shares. The Trust reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of shares.

While there is no sales charge on purchases the Funds’ shares, the Distributor may receive fees from the Fund, such as those under the Distribution Plan. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

An investor may purchase shares through the Distributor directly or by authorizing his Servicing Agent to purchase such shares on his behalf through the Distributor or Transfer Agent.

Shares of the Fund are offered on a continuous basis at net asset value by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor may also provide additional compensation to dealers in connection with sales of shares of the Fund. Dealers may not use sales of the Fund’s shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of the Trust for recordholders of such shares.

Exchange Privilege

By contacting the Transfer Agent or Servicing Agent or securities broker, a shareholder of a Fund may exchange some or all of his shares for shares of another series of the Trust.

An investor will receive shares of a Fund in exchange for shares of another Index Fund at net asset value provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. An exchange may result in a change in the number of shares held, but not in the value of such shares immediately after the exchange. Each exchange involves the redemption of the shares to be exchanged and the purchase of the shares of the other Index Fund, which may produce a gain or loss for tax purposes.

The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days’ written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the Prospectus regarding the other Index Fund and consider the differences in investment objectives and policies before making any exchange.

An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her shares may do so by contacting the Trusts at 1-888-544-2685, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

Automatic Investment Plan

The Trust offers a plan for regularly investing specified dollar amounts ($100 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from UMBFS at the telephone number listed on the back cover.

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For further information on how to purchase shares from the Distributor, an investor should contact the Fund.

Through a Servicing Agent or a Securities Broker

Shares are being offered to the public, to customers of a Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Servicing Agents and securities brokers may offer services to their customers, including specialized procedures for the purchase and redemption of shares, such as pre-authorized or automatic purchase and redemption programs. Each Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Servicing Agent or securities broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents.

Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund’s custodian bank by following the procedures described above.

For further information on how to direct a securities broker or a Servicing Agent to purchase shares, an investor should contact his securities broker or his Servicing Agent.

REDEMPTION OF SHARES

A shareholder may redeem all or any portion of the shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to shares purchased directly through the Distributor, or to his securities broker or his Servicing Agent, and is transmitted to and received by the Transfer Agent. All shares may be redeemed without charge. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

The proceeds of a redemption are normally paid from each Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange (“NYSE”) is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trusts reserve the right to redeem upon not less than 90 days' notice all shares in an account which has a value below $500, provided that such involuntary redemptions will not result from fluctuations in the value of Fund shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Unless shares have been purchased directly from the Distributor, a shareholder may redeem shares only by authorizing his securities broker, if applicable, or his Servicing Agent to redeem such shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Servicing Agent). For further information as to how to direct a securities broker or a Servicing Agent to redeem shares, a shareholder should contact his securities broker or his Servicing Agent.

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It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Advisor, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Advisor. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

Systematic Withdrawal Plan

Any shareholder who owns Investor Class shares with an aggregate value of $100,000 or more, or Institutional Class shares with an aggregate value of $11,000,000 or more, may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $500 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

Redemption of Shares Purchased Directly through the Distributor

Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Funds' transfer agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

Redemption by Wire or Telephone. An investor may redeem shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trusts. These redemptions may be paid from the applicable Fund by wire or by check. The Trusts reserve the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trusts. Instructions for wire redemptions are set forth in the Purchase Application. The Trusts employ reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for telephone redemption is affected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities broker or bank. If either Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

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DIVIDENDS AND DISTRIBUTIONS

For each Fund, the Trust intends to declare all of the Fund's net investment income on a semi-annual basis as a dividend to the Fund's shareholders. Generally, a Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes.

Each Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Shares begin accruing dividends on the day they are purchased. The Funds distribute dividends on a semi-annual basis. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Servicing Agent or securities broker), dividends are distributed in the form of additional shares of each Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

ADDITIONAL TAX INFORMATION

Each Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders.  By so qualifying, a Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements.  Net investment income and net capital gain of a Fund will be computed in accordance with Section 852 of the Code.

Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes.  Distributions of net investment income and net capital gain will be in shares of a Fund unless a shareholder elects to receive cash.  Net investment income is made up of dividends and interest less expenses.  Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of a Fund.

To be treated as a regulated investment company under Subchapter M of the Code, a Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of a Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which a Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

There is no assurance that the Internal Revenue Service will not challenge a Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail.  If a Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders).  When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.  If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholder would be subject to the risk of diminished investment returns.

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A Fund may invest in complex securities such as repurchase agreements.  These investments may be subject to numerous special and complex tax rules.  These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses.  In turn, those rules may affect the amount, timing, or character of the income distributed to you by a Fund.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code.  The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year.  Under ordinary circumstances, each Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax.  Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.  Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders.

A redemption of a Fund’s shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the Fund shares.  Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets.  However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period.  All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return.  Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year.  Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, a Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders.  Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

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Shareholders of a Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of a Fund’s shares.  Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

Foreign taxes may be imposed on a Fund by foreign countries with respect to its foreign securities.  Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.  Since less than 50% in value of a Fund’s total assets at the end of its fiscal year are expected to be invested in stock or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund.  These taxes will be taken as a deduction by such Fund.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. Persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates).  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by a shareholder.

Information set forth in the Prospectuses and SAI which related to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of share of a Fund.  No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning.  Accordingly, shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.  In addition, the tax discussion in the Prospectuses and SAI are based on tax laws and regulations which are in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative or administrative action.

OTHER INFORMATION

CAPITALIZATION

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest, all without par value. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

VOTING RIGHTS

Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund’s shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

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The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

SHAREHOLDER REQUESTS

Upon request, the Funds will provide information on how to obtain shareholder reports and prospectuses of the Underlying Funds.

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APPENDIX A

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

A-1
This is the highest category by Standard and Poor’s Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2
Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1
Issues rated Prime-1 (or supporting institutions) by Moody’s Investor Services, Inc. (“Moody’s) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-	Leading market positions in well-established industries.

-	High rates of return on funds employed.

-	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-	Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. (“Fitch”). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments.  The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch (“Thomson”) indicates a very high likelihood that principal and interest will be paid on a timely basis.

Description of Municipal Note Ratings

Moody’s highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality.  They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both.  Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality.  Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

-	Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

-	Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

Description of Corporate Bond Ratings

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation.  Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.  Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.  Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Moody’s

Bonds which are rated Aaa by Moody’s are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.  Bonds rated Aa by Moody’s are judged by Moody’s to be of high quality by all standards.  Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.  Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s sovereign rating. Such branch obligations are rated at the lower of the bank’s rating or Moody’s sovereign rating for the bank deposits for the country in which the branch is located.
When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination.  In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation.  Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.  A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate.  The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.  Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad.  The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality.  The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality.  The obligor’s ability to pay interest and repay principal is considered to be adequate.  Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.  Bonds rated BB are considered speculative.  The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes.  However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.  Bonds rated B are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high.  Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.  Bonds rated A indicate the ability to repay principal and interest is strong.  Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest.  Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues.  However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

APPENDIX B

Index Funds
Proxy Voting Policy

When Index Funds has the right to vote on the proxy of an underlying fund, we will vote these shares in the same proportion as the vote of all other holders of such security.  Our policy was adopted to ensure that our vote did not go against the will of the majority of all other holders of such security.  Because we are a fund of funds, we have determined that it is not our cause to effect change to our underlying funds that is contrary to the will of the majority of all other holders of such security.

B-1

APPENDIX C

The Willis Group, Inc.
Proxy Voting Policy

When The Willis Group has the right to vote on the proxy of an underlying fund, as the Investment Advisor, we will vote these shares in the same proportion as the vote of all other holders of such security.  Our policy was adopted to ensure that our vote did not go against the will of the majority of all other holders of such security.  Because we are a fund of funds, we have determined that it is not our cause to effect change to our underlying funds that is contrary to the will of the majority of all other holders of such security.

C-1

PART C

OTHER INFORMATION

Item 28. Exhibits.
Exhibit	Description
(a)	Declaration of Declaration of Trust of Registrant.(1)
(b)	By-Laws of Registrant. (1)
(c)	Not Applicable.
(d)	(1) Amended and Restated Investment Advisory Agreement between Registrant and The Willis Group, Inc. (4)
(2) Amendment No. 1 to Amended and Restated Investment Advisory Agreement. (to be filed by subsequent amendment)
(e)	(1) Distribution Agreement between registrant and UMB Distribution Services, LLC. (5)
(2) Amendment No. 1 to Distribution Agreement. (to be filed by subsequent amendment)
(3) Form of Dealer Agreement. (5)
(f)	Not Applicable.
(g)	(1) Custody Agreement with UMB Bank, n.a. (5)
(2) Amendment No. 1 to Custody Agreement. (to be filed by subsequent amendment)
(h)	(1) Administration and Fund Accounting Agreement between Index Funds (f/k/a Giant 5 Funds) and UMB Fund Services, Inc. (5)
(2) Amendment No. 1 to Administration and Fund Accounting Agreement (to be filed by subsequent amendment)
(3) Transfer Agency Agreement between Index Funds (f/k/a Giant 5 Funds) and UMB Fund Services, Inc. (5)
(4) Amendment No. 1 to Transfer Agency Agreement. (to be filed by subsequent amendment)
(i)	(1) Opinion and Consent of Counsel. (7)
(j)	(1) Consent of Independent Registered Public Accounting Firm. (7)
(k)	Not applicable.
(l)	Not applicable.
(m)	Distribution Plan. (3)
(n)	Rule 18f-3 Multiple Class Plan. (2)
(o)	Reserved.
(p)	(1) Code of Ethics of Registrant. (2)
(2) Code of Ethics of The Willis Group, Inc. (2)
(3) Code of Ethics of UMB Distribution Services, LLC. (6)
(q)	Powers of Attorney. (7)

(1)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (“SEC”) on November 23, 2005.

(2)	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 29, 2006.

(3)	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 18, 2006.

(4)	Incorporated herein by reference to Pre-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 27, 2006.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 2, 2007.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2011.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2013.

Item 29. Persons Controlled by or under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article 8 of Registrant’s Declaration of Trust, which is incorporated by reference herein and which is filed as an exhibit hereto.

The Registrant (also, the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated November 9, 2005 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust had an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”).  Each Covered Person shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or fines and penalties, and counsel fees reasonably incurred or paid by him or her in connection with the defense or disposition of any claim, action, suit or proceeding, whether civil or criminal, before any court or administrative or legislative body, in which he or she becomes or may have become involved as a party or otherwise or with which he or she becomes or may have become threatened by virtue of his or her being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him or her in settlement thereof.  This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

(a) For any liability to the Trust or its Shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust; or

(c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of Section 8.5.2 of the Declaration of Trust) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.6 of the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust, including counsel fees so incurred by any Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either:

(a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification under Section 8.5 of the Declaration of Trust.

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

(a) A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

(b) “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

(c) “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Pursuant to the Distribution Agreement between the Trust and UMB Distribution Services, LLC (the “Distributor”), the Trust has agreed to indemnify, defend and hold the Distributor, and each of its present or former directors, members, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (“Distributor Indemnitees”), free and harmless (a) from and against any and all losses, claims, demands, liabilities, damages, charges, payments, costs and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages, charges, payments, costs or expenses and any counsel fees incurred in connection therewith) of any and every nature (“Losses”) which Distributor and/or each of the Distributor Indemnitees may incur under the 1933 Act, the 1934 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the registration statement or any prospectus, an annual or interim report to shareholders or sales literature, or any amendments or supplements thereto, or arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Trust’s obligation to indemnify Distributor and any of the foregoing indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made therein in reliance upon and in conformity with information relating to the Distributor and furnished to the Trust or its counsel by Distributor in writing for the purpose of, and used in, the preparation thereof; (b) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur in connection with this Agreement or the Distributor’s performance hereunder, except to the extent the Losses result from the Distributor’s willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement, (c) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur resulting from the actions or inactions of any prior service provider to the Funds, or (d) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur when acting in accordance with instructions from the Trust or its representatives.

Item 31. Business and Other Connections of the Investment Adviser.

The Registrant’s investment adviser, The Willis Group, Inc., is a Colorado Corporation. In addition to the services provided the Registrant, the Willis Group provides investment advisory services to individual accounts.

To the knowledge of the Registrant, none of the directors or officers of The Willis Group, Inc. is engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32. Principal Underwriters.

(a) In addition to the Registrant, UMB Distribution Services, LLC (“UMBDS” or the “Distributor”) acts as principal underwriter for the following other investment companies:

Aspiriant Global Equity Trust
Cheswold Lane Funds
Commonwealth International Series Trust
FPA Funds Trust
FPA Capital Fund, Inc.
FPA New Income, Inc.
FPA Paramount Fund, Inc.
FPA Perennial Fund, Inc.
Green Century Funds
The Marsico Investment Fund
Scout Funds
Stewart Capital Mutual Funds
Vericimetry Funds
The Westport Funds

UMBDS’ main address is 235 West Galena Street, Milwaukee, Wisconsin, 53212.

(b) The directors and officers of the Distributor are as follows:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Maureen A. Quill	President	None
Constance Dye Shannon	Secretary	None
Christine L. Mortensen	Treasurer	None
Karen Fay-Luedtke	Chief Compliance Officer	None

(c) Not Applicable.

Item 33. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of UMB Fund Services, Inc.: 235 West Galena Street, Milwaukee, Wisconsin, 53212.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Colorado Springs, and the State of Colorado on the 29th day of July, 2014.

INDEX FUNDS

By:	/s/ Michael Willis

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 29th day of July, 2014.

Name	Title

/s/ Michael Willis	Trustee and President
Michael Willis

/s/ Lance J. Baller*	Trustee
Lance J. Baller

/s/ Kevin J. Trigueiro*	Trustee
Kevin J. Trigueiro

*By: /s/ Michael Willis
Attorney-in-fact

*	Pursuant to Power of Attorney filed July 29, 2013.

Exhibit Index

Item No.	Item
(i)	Opinion of Counsel
(j)	Consent of Independent Registered Public Accounting Firm